UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-06367

                         Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Equity Income Fund

Semiannual Report — March 31, 2018

To Our Shareholders,

For the six months ended March 31, 2018, the net asset value (“NAV”) per Class AAA Share of The Gabelli Equity Income Fund increased 1.8% compared with an increase of 5.8% for the Standard & Poor’s (“S&P”) 500 Index. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a)(b) (Unaudited)						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(01/02/92)
Class AAA (GABEX)	1.84%	7.93%	8.00%	7.33%	9.41%	9.87%
S&P 500 Index	5.84	13.99	13.31	9.49	10.10	9.48(c)
Nasdaq Composite Index	9.33	20.90	18.13	13.31	12.96	9.94(c)
Lipper Equity Income Fund Average	2.74	8.98	10.14	7.64	9.09	8.47
Class A (GCAEX)	1.80	7.88	7.99	7.33	9.41	9.87
With sales charge (d)	(4.05)	1.68	6.72	6.70	8.97	9.62
Class C (GCCEX)	1.46	7.10	7.19	6.53	8.64	9.43
With contingent deferred sales charge (e)	0.46	6.10	7.19	6.53	8.64	9.43
Class I (GCIEX)	1.98	8.20	8.27	7.60	9.61	9.98
Class T (GCTEX)	1.84	7.93	7.99	7.33	9.41	9.87
With sales charge (f)	(0.71)	5.23	7.45	7.06	9.23	9.70

In the current prospectuses dated January 26, 2018, the expense ratios for Class AAA, A, C, I, and T Shares are 1.39%, 1.39%, 2.14%, 1.14%, and 1.39%, respectively. See page 11 for the expense ratios for the six months ended March 31, 2018. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares, Class C Shares, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, Class I Shares on January 11, 2008, and Class T Shares on July 5, 2017. The actual performance of the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	S&P 500 Index and Nasdaq Composite Index since inception performance are as of December 31, 1991.
(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(f)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The Gabelli Equity Income Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2017 through March 31, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/17	Ending Account Value 03/31/18	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Equity Income Fund
Actual Fund Return
Class AAA	$1,000.00	$1,018.40	1.41%	$ 7.10
Class A	$1,000.00	$1,018.00	1.41%	$ 7.09
Class C	$1,000.00	$1,014.60	2.16%	$10.85
Class I	$1,000.00	$1,019.80	1.16%	$ 5.84
Class T	$1,000.00	$1,018.40	1.41%	$ 7.10
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.90	1.41%	$ 7.09
Class A	$1,000.00	$1,017.90	1.41%	$ 7.09
Class C	$1,000.00	$1,014.16	2.16%	$10.85
Class I	$1,000.00	$1,019.15	1.16%	$ 5.84
Class T	$1,000.00	$1,017.90	1.41%	$ 7.09

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2018:

The Gabelli Equity Income Fund

Financial Services	19.9%
Food and Beverage	16.9%
Health Care	8.8%
Retail	5.5%
Consumer Products	5.5%
Diversified Industrial	4.7%
Telecommunications	3.5%
Energy and Utilities: Oil	3.4%
Automotive: Parts and Accessories	2.4%
Business Services	2.2%
Aerospace	2.1%
Broadcasting	2.0%
Equipment and Supplies	1.9%
Entertainment	1.6%
Computer Software and Services	1.5%
Building and Construction	1.5%
Energy and Utilities: Services	1.4%
Energy and Utilities: Natural Gas	1.4%
Machinery	1.3%
Specialty Chemicals	1.1%
Electronics	1.0%
Computer Hardware	1.0%

Environmental Services	1.0%
Metals and Mining	1.0%
Paper and Forest Products	0.9%
Wireless Communications	0.9%
Transportation	0.8%
Closed-End Funds	0.6%
Energy and Utilities: Integrated	0.6%
Cable and Satellite	0.6%
Hotels and Gaming	0.6%
Automotive	0.6%
Energy and Utilities: Electric	0.4%
Aviation: Parts and Services	0.4%
Agriculture	0.3%
Energy and Utilities: Water	0.2%
Communications Equipment	0.2%
Consumer Services	0.2%
Real Estate	0.0%*
Publishing	0.0%*
Other Assets and Liabilities (Net)	0.1%

100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Equity Income Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.2%
	Aerospace — 2.1%
64,000	Aerojet Rocketdyne Holdings Inc.†	$359,828	$1,790,080
2,000	Lockheed Martin Corp.	47,350	675,860
10,000	Raytheon Co.	279,200	2,158,200
65,000	Rockwell Automation Inc.	2,242,982	11,323,000
2,000	Rockwell Collins Inc.	15,844	269,700
900,000	Rolls-Royce Holdings plc.	6,152,649	11,005,668

		9,097,853	27,222,508

	Agriculture — 0.3%
90,000	Archer-Daniels-Midland Co.	2,386,667	3,903,300
12,000	The Mosaic Co.	186,246	291,360

		2,572,913	4,194,660

	Automotive — 0.6%
165,000	Navistar International Corp.†	3,082,911	5,770,050
30,000	PACCAR Inc.	1,348,822	1,985,100

		4,431,733	7,755,150

	Automotive: Parts and Accessories — 2.4%
148,000	Dana Inc.	2,298,117	3,812,480
290,000	Genuine Parts Co.	11,836,124	26,053,600
1,200	O’Reilly Automotive Inc.†	30,096	296,856
15,000	Tenneco Inc.	224,085	823,050

		14,388,422	30,985,986

	Aviation: Parts and Services — 0.4%
46,000	Arconic Inc.	825,877	1,059,840
29,000	United Technologies Corp.	1,453,950	3,648,780

		2,279,827	4,708,620

	Broadcasting — 2.0%
347,000	CBS Corp., Cl. A, Voting	8,241,275	17,932,960
65,575	Liberty Global plc, Cl. A†	1,481,226	2,053,153
150,000	Liberty Global plc, Cl. C†	3,341,084	4,564,500
36,000	MSG Networks Inc., Cl. A†	134,967	813,600

		13,198,552	25,364,213

	Building and Construction — 1.5%
169,000	Fortune Brands Home & Security Inc.	1,601,677	9,952,410
47,500	Herc Holdings Inc.†	1,502,647	3,085,125
160,000	Johnson Controls International plc.	3,072,396	5,638,400

		6,176,720	18,675,935

	Business Services — 2.2%
35,000	Automatic Data Processing Inc.	1,308,659	3,971,800
92,000	Mastercard Inc., Cl. A	760,267	16,114,720
2,000	MSC Industrial Direct Co. Inc., Cl. A	132,352	183,420
40,000	Pentair plc.	1,223,885	2,725,200

Shares		Cost	Market Value
28,000	S&P Global Inc.	$1,157,119	$5,349,680
4,000	Vectrus Inc.†	61,245	148,960

		4,643,527	28,493,780

	Cable and Satellite — 0.6%
10,000	AMC Networks Inc., Cl. A†	389,742	517,000
165,000	DISH Network Corp., Cl. A†	3,263,481	6,251,850
16,000	EchoStar Corp., Cl. A†	478,840	844,320
6,000	Liberty Latin America Ltd., Cl. A†	142,271	116,700
13,692	Liberty Latin America Ltd., Cl. C†	340,172	261,380

		4,614,506	7,991,250
	Communications Equipment — 0.2%
70,000	Corning Inc.	805,554	1,951,600

	Computer Hardware — 1.0%
20,000	Apple Inc.	1,464,807	3,355,600
64,000	International Business Machines Corp.	5,055,591	9,819,520

		6,520,398	13,175,120
	Computer Software and Services — 1.5%
9,000	CDK Global Inc.	137,566	570,060
85,000	Fidelity National Information Services Inc.	1,344,733	8,185,500
280,000	Hewlett Packard Enterprise Co.	1,927,522	4,911,200
50,000	Microsoft Corp.	1,397,000	4,563,500
23,000	NetScout Systems Inc.†	371,369	606,050
		5,178,190	18,836,310
	Consumer Products — 5.5%
44,000	Altria Group Inc.	517,039	2,742,080
69,000	Edgewell Personal Care Co.†	2,539,974	3,368,580
30,000	Energizer Holdings Inc.	262,233	1,787,400
27,000	Essity AB, Cl. A†	436,838	750,198
2,000	National Presto Industries Inc.	60,046	187,500
50,000	Philip Morris International Inc.	1,501,172	4,970,000
77,000	Reckitt Benckiser Group plc.	2,353,641	6,518,576
865,000	Swedish Match AB	10,544,741	39,107,224
85,000	The Procter & Gamble Co.	4,687,916	6,738,800
75,000	Unilever NV - NY Shares	1,480,452	4,229,250

		24,384,052	70,399,608
	Consumer Services — 0.2%
3,500	Allegion plc.	50,080	298,515
32,000	Rollins Inc.	70,527	1,632,960

		120,607	1,931,475
	Diversified Industrial — 4.7%
80,000	Crane Co.	2,475,345	7,419,200
78,000	Eaton Corp. plc.	3,497,469	6,232,980
475,000	General Electric Co.	7,564,325	6,403,000
113,000	Honeywell International Inc.	3,080,109	16,329,630

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
50,000	ITT Inc.	$1,004,526	$2,449,000
50,000	Jardine Matheson Holdings Ltd.	2,372,853	3,081,000
180,000	Jardine Strategic Holdings Ltd.	4,227,653	6,901,200
120,000	Textron Inc.	763,372	7,076,400
340,000	Toray Industries Inc.	2,318,732	3,198,534
37,000	Trinity Industries Inc.	622,753	1,207,310

		27,927,137	60,298,254

	Electronics — 1.0%
45,000	Sony Corp.	1,174,377	2,161,083
85,000	Sony Corp., ADR	2,025,391	4,108,900
60,000	TE Connectivity Ltd.	1,996,558	5,994,000
10,000	Texas Instruments Inc.	147,000	1,038,900

		5,343,326	13,302,883

	Energy and Utilities: Electric — 0.4%
10,000	American Electric Power Co. Inc.	343,190	685,900
6,000	Avangrid Inc.	117,823	306,720
45,000	El Paso Electric Co.	351,450	2,295,000
50,000	Korea Electric Power Corp.,, ADR†	650,030	769,500
200,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(a)	0	0
105,000	The AES Corp.	472,508	1,193,850

		1,935,001	5,250,970

	Energy and Utilities: Integrated — 0.6%
170,000	Energy Transfer Equity LP.	797,891	2,415,700
29,000	Eni SpA	304,221	509,840
13,000	Eversource Energy	195,779	765,960
6,500	Iberdrola SA, ADR	98,020	191,685
62,000	OGE Energy Corp.	827,187	2,031,740
59,000	PNM Resources Inc.	607,016	2,256,750

		2,830,114	8,171,675

	Energy and Utilities: Natural Gas — 1.4%
1,200	Atmos Energy Corp.	31,565	101,088
200,000	National Fuel Gas Co.	8,744,249	10,290,000
14,000	ONE Gas Inc.	58,650	924,280
91,000	ONEOK Inc.	839,486	5,179,720
12,000	Southwest Gas Holdings Inc.	246,965	811,560

		9,920,915	17,306,648

	Energy and Utilities: Oil — 3.4%
127,000	Anadarko Petroleum Corp.	5,883,616	7,672,070
100,000	Chevron Corp.	3,963,114	11,404,000
70,000	ConocoPhillips	1,320,255	4,150,300
39,000	Devon Energy Corp.	1,150,716	1,239,810
50,000	Exxon Mobil Corp.	1,157,049	3,730,500

Shares		Cost	Market Value
96,000	Hess Corp.	$4,740,381	$4,859,520
22,000	Marathon Petroleum Corp.	305,868	1,608,420
44,000	Occidental Petroleum Corp.	1,545,094	2,858,240
2,000	PetroChina Co. Ltd., ADR	153,111	139,480
82,000	Royal Dutch Shell plc, Cl. A, ADR	3,535,747	5,232,420
17,000	TOTAL SA, ADR	282,789	980,730

		24,037,740	43,875,490

	Energy and Utilities: Services — 1.4%
340,000	Halliburton Co.	9,983,669	15,959,600
93,000	Oceaneering International Inc.	2,001,490	1,724,220
10,000	Schlumberger Ltd.	206,840	647,800

		12,191,999	18,331,620

	Energy and Utilities: Water — 0.2%
16,000	Aqua America Inc.	117,969	544,960
80,000	Severn Trent plc.	2,133,400	2,069,701

		2,251,369	2,614,661

	Entertainment — 1.6%
148,000	Grupo Televisa SAB, ADR	3,077,034	2,362,080
12,000	The Madison Square Garden Co, Cl. A†	347,057	2,949,600
100,000	Twenty-First Century Fox Inc., Cl. B	3,138,600	3,637,000
292,000	Viacom Inc., Cl. A	11,464,203	11,563,200

		18,026,894	20,511,880

	Environmental Services — 1.0%
50,000	Republic Services Inc.	1,684,307	3,311,500
114,000	Waste Management Inc.	3,675,293	9,589,680

		5,359,600	12,901,180

	Equipment and Supplies — 1.9%
30,000	A.O. Smith Corp.	97,513	1,907,700
16,346	Danaher Corp.	476,946	1,600,437
179,000	Flowserve Corp.	2,258,602	7,756,070
60,000	Graco Inc.	1,006,940	2,743,200
11,000	Ingersoll-Rand plc.	222,627	940,610
22,000	Minerals Technologies Inc.	757,033	1,472,900
174,000	Mueller Industries Inc.	3,372,546	4,551,840
16,000	Parker-Hannifin Corp.	835,168	2,736,480
15,000	Tenaris SA, ADR	306,100	520,050

		9,333,475	24,229,287

	Financial Services — 19.9%
6,300	Alleghany Corp.	969,808	3,870,972
136,418	AllianceBernstein Holding LP.	1,288,696	3,662,823
95,000	American Express Co.(b)	2,319,983	8,861,600
44,000	American International Group Inc.	1,004,678	2,394,480
25,300	Argo Group International Holdings Ltd.	499,598	1,452,220

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
5,195	Banco Santander Chile, ADR	$29,250	$174,084
93,000	Banco Santander SA, ADR	699,738	609,150
335,000	Bank of America Corp.	3,395,384	10,046,650
13,056	BNP Paribas SA.	580,935	966,617
245,000	Citigroup Inc.	8,699,203	16,537,500
30,000	Dundee Corp., Cl. A†	140,046	43,078
37,000	Eaton Vance Corp.	1,048,071	2,059,790
65,000	Federated Investors Inc., Cl. B	1,521,570	2,171,000
34,000	Fidelity Southern Corp.	281,974	784,380
75,000	H&R Block Inc.	1,078,937	1,905,750
50,000	Interactive Brokers Group Inc., Cl. A	752,861	3,362,000
30,000	JPMorgan Chase & Co.	596,713	3,299,100
70,000	Julius Baer Group Ltd.	2,299,124	4,301,046
23,000	Kemper Corp.	575,687	1,311,000
90,100	Kinnevik AB, Cl. A	1,682,511	3,280,366
10,000	Kinnevik AB, Cl. B	153,263	359,769
152,681	Legg Mason Inc.	2,630,235	6,206,483
15,000	Leucadia National Corp.	263,160	340,950
101,000	Loews Corp.	3,835,017	5,022,730
107,000	M&T Bank Corp.	7,252,007	19,726,520
240,681	Marsh & McLennan Companies Inc.	7,177,571	19,877,844
169,000	Morgan Stanley	3,621,446	9,119,240
180,000	Navient Corp.	1,400,487	2,361,600
58,000	Och-Ziff Capital Management Group LLC, Cl. A	257,437	154,860
38,000	Oritani Financial Corp.	380,000	583,300
10,000	Popular Inc.	178,910	416,200
235,000	SLM Corp.†	1,071,458	2,634,350
145,000	State Street Corp.	6,616,867	14,460,850
275,000	Sterling Bancorp	2,964,139	6,201,250
12,000	SunTrust Banks Inc.	251,737	816,480
10,500	T. Rowe Price Group Inc.	184,226	1,133,685
100,000	TD Ameritrade Holding Corp.	1,692,686	5,923,000
720,000	The Bank of New York Mellon Corp.	19,360,958	37,101,600
3,000	The Dun & Bradstreet Corp.	105,969	351,000
18,500	The Goldman Sachs Group Inc.	2,239,746	4,659,410
95,000	The Hartford Financial Services Group Inc.	2,987,752	4,894,400
103,000	The PNC Financial Services Group Inc.	5,437,483	15,577,720
15,000	The Travelers Companies Inc.	596,973	2,082,900
26,000	W. R. Berkley Corp.	927,940	1,890,200
90,000	Waddell & Reed Financial Inc., Cl. A	1,730,138	1,818,900
400,000	Wells Fargo & Co.	11,993,029	20,964,000

		114,775,401	255,772,847

Shares		Cost	Market Value
	Food and Beverage — 16.9%
1,000	Ajinomoto Co. Inc.	$15,519	$18,030
1,000	Anheuser-Busch InBev SA/NV	15,876	109,855
348,000	Brown-Forman Corp., Cl. A	5,247,982	18,558,840
45,000	Brown-Forman Corp., Cl. B	762,286	2,448,000
161,000	Campbell Soup Co.	5,037,955	6,972,910
80,000	Coca-Cola Amatil Ltd., ADR	246,845	540,400
20,000	Coca-Cola European Partners plc.	450,000	833,200
14,500	Coca-Cola Femsa SAB de CV, ADR	590,410	963,235
7,700	Constellation Brands Inc., Cl. A	95,506	1,754,984
110,000	Danone SA	5,410,599	8,896,531
855,000	Davide Campari-Milano SpA.	2,904,334	6,470,020
91,000	Diageo plc, ADR	5,033,506	12,323,220
45,000	Dr Pepper Snapple Group Inc.	793,189	5,327,100
122,000	Fomento Economico Mexicano SAB de CV, ADR	2,803,143	11,154,460
200,000	General Mills Inc.	5,128,763	9,012,000
2,450,000	Grupo Bimbo SAB de CV, Cl. A	1,963,382	5,360,891
136,000	Heineken NV.	6,199,382	14,608,901
17,000	Heineken NV, ADR	430,190	915,620
200,000	ITO EN Ltd.	3,951,717	7,772,191
35,500	Kellogg Co.	1,826,705	2,307,855
2,000	McCormick & Co. Inc., Cl. V	137,120	217,690
28,000	McCormick & Co. Inc., Non-Voting	1,282,199	2,978,920
563,000	Mondelēz International Inc., Cl. A	10,250,125	23,493,990
115,000	Nestlé SA.	3,174,203	9,096,548
65,000	Nestlé SA, ADR	3,829,280	5,138,250
95,000	Nissin Foods Holdings Co. Ltd.	3,080,973	6,553,263
2,950,000	Parmalat SpA.	8,036,312	10,871,344
100,000	PepsiCo Inc.	6,444,340	10,915,000
45,000	Pernod Ricard SA.	3,674,041	7,488,834
58,000	Remy Cointreau SA.	3,534,133	8,264,203
36,000	Sapporo Holdings Ltd.	810,532	1,045,440
74,000	The Coca-Cola Co.	1,557,437	3,213,820
1,000	The Hershey Co.	36,300	98,960
65,000	The Kraft Heinz Co.	1,817,290	4,048,850
61,800	Tootsie Roll Industries Inc.	1,132,488	1,820,010
2,000	Tyson Foods Inc., Cl. A	15,981	146,380
70,000	Yakult Honsha Co. Ltd.	1,727,042	5,216,860

		99,447,085	216,956,605

	Health Care — 8.8%
10,000	Abbott Laboratories.	227,205	599,200
8,000	AbbVie Inc.	198,766	757,200
30,000	Aetna Inc.	1,076,517	5,070,000
4,000	Allergan plc.	576,000	673,160
78,000	Baxter International Inc.	1,729,585	5,073,120

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
10,000	Bio-Rad Laboratories Inc., Cl. A†	$980,778	$2,500,800
26,000	Boston Scientific Corp.†	146,512	710,320
298,000	Bristol-Myers Squibb Co.	7,199,504	18,848,500
85,000	Eli Lilly & Co.	2,935,331	6,576,450
8,000	Express Scripts Holding Co.†	293,490	552,640
13,000	GlaxoSmithKline plc, ADR	574,785	507,910
40,000	Henry Schein Inc.†	501,982	2,688,400
60,000	Johnson & Johnson	3,519,274	7,689,000
218,000	Merck & Co. Inc.	5,862,941	11,874,460
180,000	Novartis AG, ADR	9,819,107	14,553,000
210,000	Patterson Cos., Inc.	7,354,890	4,668,300
280,000	Pfizer Inc.	4,758,441	9,937,200
50,000	Roche Holding AG, ADR	916,691	1,431,250
22,000	Roche Holding AG, Genusschein	3,182,657	5,042,050
78,000	William Demant Holding A/S†	756,834	2,886,409
61,854	Wright Medical Group NV†	1,273,574	1,227,183
50,000	Zimmer Biomet Holdings Inc.	2,907,785	5,452,000
50,000	Zoetis Inc.	1,451,613	4,175,500

		58,244,262	113,494,052

	Hotels and Gaming — 0.6%
7,500	Las Vegas Sands Corp.	18,435	539,250
75,000	MGM Resorts International	763,041	2,626,500
44,000	Ryman Hospitality Properties Inc., REIT	1,678,991	3,407,800
7,000	Wynn Resorts Ltd.	237,306	1,276,520

		2,697,773	7,850,070

	Machinery — 1.3%
6,000	Caterpillar Inc.	35,181	884,280
79,500	Deere & Co.	3,236,125	12,347,940
47,000	Xylem Inc.	1,170,117	3,615,240

		4,441,423	16,847,460

	Metals and Mining — 1.0%
200,000	Freeport-McMoRan Inc.†	2,171,089	3,514,000
233,000	Newmont Mining Corp.	6,872,575	9,103,310

		9,043,664	12,617,310

	Paper and Forest Products — 0.9%
11,000	International Paper Co.	343,320	587,730
25,000	Svenska Cellulosa AB, Cl. A	101,961	264,976
300,000	Weyerhaeuser Co., REIT	5,040,190	10,500,000

		5,485,471	11,352,706

	Publishing — 0.0%
3,000	Value Line Inc.	41,976	54,900

	Real Estate — 0.0%
10,049	Griffin Industrial Realty Inc.	224,724	377,139

Shares		Cost	Market Value
	Retail — 5.5%
16,000	Compagnie Financiere Richemont SA.	$540,728	$1,435,314
49,000	Copart Inc.†	431,941	2,495,570
60,000	Costco Wholesale Corp.	2,931,493	11,305,800
226,000	CVS Health Corp.	7,620,746	14,059,460
97,500	Ingles Markets Inc., Cl. A	1,728,820	3,300,375
415,000	J.C. Penney Co. Inc.†	2,662,848	1,253,300
380,000	Macy’s Inc.	4,917,022	11,301,200
90,000	Seven & i Holdings Co. Ltd.	2,692,986	3,833,279
75,000	The Home Depot Inc.	2,087,099	13,368,000
20,000	Tractor Supply Co.	157,683	1,260,400
93,000	Walgreens Boots Alliance Inc.	2,802,917	6,088,710
4,200	Walmart Inc.	182,028	373,674
10,000	Weis Markets Inc.	300,480	409,800

		29,056,791	70,484,882

	Specialty Chemicals — 1.1%
10,500	Albemarle Corp.	107,534	973,770
4,000	Ashland Global Holdings Inc.	84,545	279,160
75,000	Ferro Corp.†	132,085	1,741,500
8,000	FMC Corp.	186,076	612,560
46,000	H.B. Fuller Co.	950,216	2,287,580
40,000	International Flavors & Fragrances Inc.	1,808,834	5,476,400
2,400	NewMarket Corp.	9,263	964,032
1,000	Quaker Chemical Corp.	10,797	148,130
20,000	The Chemours Co.	210,932	974,200
15,000	Valvoline Inc.	126,264	331,950

		3,626,546	13,789,282

	Telecommunications — 3.4%
2,000	AT&T Inc.	47,800	71,300
260,000	BCE Inc.	4,947,118	11,190,400
32,000	BT Group plc, ADR	469,025	517,120
18,000	Cincinnati Bell Inc.†	241,200	249,300
260,000	Deutsche Telekom AG, ADR	3,768,063	4,261,400
8,000	Harris Corp.	629,557	1,290,240
33,000	Loral Space & Communications Inc.†	1,317,447	1,374,450
20,000	Orange SA, ADR	299,004	341,600
45,000	Proximus SA.	1,398,374	1,396,993
45,010	Telefonica SA, ADR	428,921	444,249
284,000	Telephone & Data Systems Inc.	8,028,720	7,960,520
24,000	TELUS Corp., New York	536,827	843,840
23,000	TELUS Corp., Toronto	176,604	807,638
275,000	Verizon Communications Inc.	9,227,696	13,150,500

		31,516,356	43,899,550

	Transportation — 0.8%
141,000	GATX Corp.	4,677,308	9,657,090

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Wireless Communications — 0.9%
6,000	Millicom International Cellular SA.	$291,776	$415,200
35,000	Millicom International Cellular SA, SDR	2,279,555	2,387,183
220,000	NTT DoCoMo Inc.	3,191,948	5,560,735
42,000	Turkcell Iletisim Hizmetleri A/S, ADR	562,198	401,520
39,846	United States Cellular Corp.†	1,586,062	1,601,411
35,000	Vodafone Group plc, ADR	991,750	973,700

		8,903,289	11,339,749

	TOTAL COMMON STOCKS	589,752,493	1,272,974,405

	CLOSED-END FUNDS — 0.6%
112,500	Altaba Inc.†	1,816,992	8,329,500

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
24,000	Cincinnati Bell Inc., 6.750%, Ser. B	492,246	1,174,080

	RIGHTS — 0.0%
	Retail — 0.0%
250,017	Safeway PDC, CVR†	0	2,500

Shares		Cost	Market Value
	WARRANTS — 0.0%
	Retail — 0.0%
105	Sears Holdings Corp., expire 12/15/19†	$522	$25

	TOTAL
	INVESTMENTS — 99.9%	$592,062,253	1,282,480,510

	Other Assets and Liabilities (Net) — 0.1%		841,909

	NET ASSETS — 100.0%		$1,283,322,419

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Securities, or a portion thereof, with a value of $2,332,000 were deposited with Pershing LLC as collateral.
†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Statement of Assets and Liabilities

March 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $592,062,253)	$1,282,480,510
Foreign currency, at value (cost $719)	719
Cash	339,179
Receivable for investments sold	7,146,665
Receivable for Fund shares sold	885,842
Dividends receivable	4,019,353
Prepaid expenses	70,063

Total Assets	1,294,942,331

Liabilities:
Payable for Fund shares redeemed	1,870,189
Payable for investment advisory fees	1,113,469
Payable for distribution fees	329,224
Payable for accounting fees	7,500
Line of credit payable	7,923,000
Other accrued expenses	376,530

Total Liabilities	11,619,912

Net Assets (applicable to 57,787,770 shares outstanding)	$1,283,322,419

Net Assets Consist of:
Paid-in capital	$479,062,689
Distributions in excess of net investment income	(30,901,749)
Accumulated net realized gain on investments and foreign currency transactions	144,736,207
Net unrealized appreciation on investments	690,418,257
Net unrealized appreciation on foreign currency translations	7,015

Net Assets	$1,283,322,419

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($578,329,539 ÷ 25,511,400 shares outstanding; 150,000,000 shares authorized)	$22.67

Class A:
Net Asset Value and redemption price per share ($102,260,589 ÷ 4,533,942 shares outstanding; 50,000,000 shares authorized)	$22.55

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$23.93

Class C:
Net Asset Value and offering price per share ($208,550,443 ÷ 11,057,604 shares outstanding; 50,000,000 shares authorized)	$18.86	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($394,180,802 ÷ 16,684,778 shares outstanding; 50,000,000 shares authorized)	$23.63

Class T:
Net Asset Value and redemption price per share ($1,045.93 ÷ 46.14 shares outstanding; 50,000,000 shares authorized)	$22.67

Maximum offering price per share (NAV ÷ 0.975, based on maximum sales charge of 2.50% of the offering price)	$23.25

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $258,964)	$13,864,604
Interest	8,328

Total Investment Income	13,872,932

Expenses:
Investment advisory fees	6,938,479
Distribution fees - Class AAA	782,347
Distribution fees - Class A	136,199
Distribution fees - Class C	1,147,213
Distribution fees - Class T	1
Shareholder services fees	611,853
Interest expense	124,566
Shareholder communication expenses	119,234
Custodian fees	95,724
Registration expenses	46,042
Legal and audit fees	33,893
Directors’ fees	26,120
Accounting fees	22,500
Miscellaneous expenses	56,959

Total Expenses	10,141,130

Less:
Expenses paid indirectly by broker (See Note 6)	(5,942)

Net Expenses	10,135,188

Net Investment Income	3,737,744

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	154,234,055
Net realized loss on foreign currency transactions	(3,099)

Net realized gain on investments and foreign currency transactions	154,230,956

Net change in unrealized appreciation/depreciation:
on investments	(129,597,355)
on foreign currency translations	9,684

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	(129,587,671)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	24,643,285

Net Increase in Net Assets Resulting from Operations	$28,381,029

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$3,737,744	$14,870,100
Net realized gain on investments, securities sold short, and foreign currency transactions	154,230,956	224,392,351
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(129,587,671)	(28,275,715)

Net Increase in Net Assets Resulting from Operations	28,381,029	210,986,736

Distributions to Shareholders:
Net investment income
Class AAA	(16,017,000)*	(7,628,898)
Class A	(2,799,475)*	(1,403,125)
Class C	(7,015,792)*	(1,318,106)
Class I	(10,429,647)*	(5,758,710)
Class T	(27)*	(1)

	(36,261,941)	(16,108,840)

Net realized gain
Class AAA	—	(100,333,046)
Class A	—	(18,436,177)
Class C	—	(43,531,683)
Class I	—	(60,818,823)
Class T	—	(131)

	—	(223,119,860)

Return of capital
Class AAA	—	(18,409,905)
Class A	—	(2,789,080)
Class C	—	(10,392,849)
Class I	—	(13,075,661)
Class T	—	(3)

	—	(44,667,498)

Total Distributions to Shareholders	(36,261,941)	(283,896,198)

Capital Share Transactions:
Class AAA	(81,458,188)	(141,336,801)
Class A	(12,835,431)	(40,539,407)
Class C	(35,099,414)	(38,669,080)
Class I	(48,405,265)	(21,947,515)
Class T	27	1,134

Net Decrease in Net Assets from Capital Share Transactions	(177,798,271)	(242,491,669)

Redemption Fees	490	1,038

Net Decrease in Net Assets	(185,678,693)	(315,400,093)
Net Assets:
Beginning of year	1,469,001,112	1,784,401,205

End of period (including undistributed net investment income of $0 and $1,622,448, respectively)	$1,283,322,419	$1,469,001,112

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income	Operating Expenses	Portfolio Turnover Rate
Class AAA
2018(c)	$22.84	$0.07	$0.36	$0.43	$(0.60)*	—	—	$(0.60)	$0.00	$22.67	1.84%	$578,329	0.59%(d)	1.41%(d)(e)(f)	0%(g)
2017	24.06	0.24	2.97	3.21	(0.25)	$(3.33)	$(0.85)	(4.43)	0.00	22.84	13.91	662,696	0.97	1.39(e)(f)	1
2016	25.08	0.26	2.72	2.98	(0.26)	(2.35)	(1.39)	(4.00)	0.00	24.06	11.31	833,154	0.99	1.39(e)	1
2015	28.55	0.25	(1.71)	(1.46)	(0.18)	(1.83)	—	(2.01)	0.00	25.08	(5.40)	985,647	0.88	1.37(e)	3
2014	26.68	0.30	3.05	3.35	(0.44)	(0.38)	(0.66)	(1.48)	0.00	28.55	12.64	1,604,629	1.06	1.37	4
2013	22.54	0.29	4.49	4.78	(0.64)	—	—	(0.64)	0.00	26.68	21.38	1,726,724	1.15	1.39	6
Class A
2018(c)	$22.73	$0.07	$0.35	$0.42	$(0.60)*	—	—	$(0.60)	$0.00	$22.55	1.80%	$102,261	0.59%(d)	1.41%(d)(e)(f)	0%(g)
2017	23.96	0.24	2.96	3.20	(0.25)	$(3.33)	$(0.85)	(4.43)	0.00	22.73	13.92	115,702	0.96	1.39(e)(f)	1
2016	24.99	0.26	2.71	2.97	(0.26)	(2.35)	(1.39)	(4.00)	0.00	23.96	11.31	160,593	0.99	1.39(e)	1
2015	28.45	0.26	(1.71)	(1.45)	(0.18)	(1.83)	—	(2.01)	0.00	24.99	(5.38)	183,418	0.90	1.37(e)	3
2014	26.59	0.30	3.04	3.34	(0.44)	(0.38)	(0.66)	(1.48)	0.00	28.45	12.64	209,501	1.07	1.37	4
2013	22.47	0.28	4.48	4.76	(0.64)	—	—	(0.64)	0.00	26.59	21.36	215,353	1.14	1.39	6
Class C
2018(c)	$19.17	$(0.02)	$0.31	$0.29	$(0.60)*	—	—	$(0.60)	$0.00	$18.86	1.46%	$208,550	(0.17%)(d)	2.16%(d)(e)(f)	0%(g)
2017	20.99	0.05	2.56	2.61	(0.10)	$(3.33)	$(1.00)	(4.43)	0.00	19.17	13.04	246,690	0.22	2.14(e)(f)	1
2016	22.48	0.06	2.45	2.51	(0.09)	(2.35)	(1.56)	(4.00)	0.00	20.99	10.51	306,349	0.24	2.14(e)	1
2015	25.99	0.04	(1.54)	(1.50)	(0.18)	(1.83)	—	(2.01)	0.00	22.48	(6.10)	329,846	0.15	2.12(e)	3
2014	24.59	0.08	2.80	2.88	(0.25)	(0.38)	(0.85)	(1.48)	0.00	25.99	11.78	321,772	0.31	2.12	4
2013	20.97	0.09	4.17	4.26	(0.64)	—	—	(0.64)	0.00	24.59	20.50	224,804	0.38	2.14	6
Class I
2018(c)	$23.75	$0.10	$0.38	$0.48	$(0.60)*	—	—	$(0.60)	$0.00	$23.63	1.98%	$394,181	0.84%(d)	1.16%(d)(e)(f)	0%(g)
2017	24.80	0.31	3.07	3.38	(0.31)	$(3.33)	$(0.79)	(4.43)	0.00	23.75	14.19	443,912	1.21	1.14(e)(f)	1
2016	25.68	0.33	2.79	3.12	(0.32)	(2.35)	(1.33)	(4.00)	0.00	24.80	11.59	484,305	1.24	1.14(e)	1
2015	29.11	0.34	(1.76)	(1.42)	(0.18)	(1.83)	—	(2.01)	0.00	25.68	(5.15)	663,429	1.15	1.12(e)	3
2014	27.11	0.38	3.10	3.48	(0.51)	(0.38)	(0.59)	(1.48)	0.00	29.11	12.92	652,719	1.28	1.12	4
2013	22.84	0.35	4.56	4.91	(0.64)	—	—	(0.64)	0.00	27.11	21.67	382,333	1.38	1.14	6
Class T(h)
2018(c)	$22.84	$0.07	$0.36	$0.43	$(0.60)*	—	—	$(0.60)	—	$22.67	1.84%	$1	0.60%(d)	1.41%(d)(e)(f)	0%(g)
2017	25.48	0.01	0.64	0.65	(0.01)	$(3.19)	$(0.09)	(3.29)	—	$22.84	2.72	1	0.20(d)	1.39(d)(e)(f)	1

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended March 31, 2018, unaudited.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2018, and the years ended September 30, 2017, 2016, and 2015, there was no impact on the expense ratios.
(f)	The Fund incurred interest expense during the six months ended March 31, 2018 and year ended September 30, 2017. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.39% and 1.38% (Class AAA, Class A, and Class T), 2.14% and 2.13% (Class C), and 1.14% and 1.13% (Class I), respectively. For the years ended September 30, 2016, 2015, 2014, and 2013, the effect of interest expense was minimal.
(g)	Amount represents less than 0.5%.
(h)	Class T Shares were initially offered on July 5, 2017.

See accompanying notes to financial statements.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Equity Income Fund is a series of the Gabelli Equity Series Funds, Inc. (the “Corporation”). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of total return on its assets with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Observable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities: Electric	$5,250,970	—	$0	$5,250,970
Food and Beverage	216,738,915	$217,690	—	216,956,605
Other Industries (a)	1,050,766,830	—	—	1,050,766,830
Total Common Stocks	1,272,756,715	217,690	0	1,272,974,405
Closed-End Funds	8,329,500	—	—	8,329,500
Convertible Preferred Stocks (a)	1,174,080	—	—	1,174,080
Rights (a)	—	2,500	—	2,500
Warrants (a)	25	—	—	25
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,282,260,320	$220,190	$0	$1,282,480,510

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended March 31, 2018. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s derivative contracts held at March 31, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

As a purchaser of call options, the Fund pays a premium for the right to buy the underlying security at a specified price. The seller of the call has the obligation to sell the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a loss upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a gain upon sale or at expiration date, but only to the extent of the premium paid.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At March 31, 2018, the Fund held no option positions.

The Fund’s volume of activity in put options purchased while outstanding during the six months ended March 31, 2018 had an average monthly market value of approximately $254,375

For the six months ended March 31, 2018, the effect of options purchased with equity risk exposure can be found in the Statement of Operations, under Net Realized and Unrealized Gain/(Loss) on Investments, and Foreign Currency, within Net change in unrealized appreciation/depreciation on investments.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the six months ended March 31, 2018, there were no short sales.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2018, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2017 was as follows:

Distributions paid from:
Ordinary income	$16,301,070
Net long term capital gains.	222,927,630
Return of capital	44,667,498

Total distributions paid	$283,896,198

The Fund has a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the calendar year. Pursuant to this policy, distributions during the calendar year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pass through to shareholders all of its net realized long term capital gains as a Capital Gain Dividend, and may cause such gains to be treated as ordinary income. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$598,640,361	$706,272,463	$(22,432,314)	$683,840,149

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2018, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class C, and Class T Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, 1.00%, and 0.25%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2018, other than short term securities and U.S. Government obligations, aggregated $1,857,481 and $271,859,291, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2018, the Fund paid $94,972 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $30,131 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended March 31, 2018, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $5,942.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2018, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 6, 2019 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the one month LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “interest expense” in the Statement of Operations. At March 31, 2018, there was $7,923,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2018 was $5,675,110 with a weighted average interest rate of 2.75%. The maximum amount borrowed at any time during the six months ended March 31, 2018 was $61,182,000.

8. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class C Shares, Class I Shares, and Class T Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares and Class T Shares are subject to a maximum front-end sales charge of 5.75% and 2.50%, respectively. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2018 and the year ended September 30, 2017, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Equity Income Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	432,406	$10,161,107	862,523	$21,170,107
Shares issued upon reinvestment of distributions	665,747	15,509,016	5,139,637	121,720,640
Shares redeemed	(4,599,502)	(107,128,311)	(11,617,845)	(284,227,548)

Net decrease	(3,501,349)	$(81,458,188)	(5,615,685)	$(141,336,801)

Class A
Shares sold	335,542	$7,790,628	1,006,847	$24,446,134
Shares issued upon reinvestment of distributions	111,429	2,582,560	883,500	20,834,875
Shares redeemed	(1,003,519)	(23,208,619)	(3,502,297)	(85,820,416)

Net decrease	(556,548)	$(12,835,431)	(1,611,950)	$(40,539,407)

Class C
Shares sold	607,751	$11,912,442	1,568,812	$32,959,277
Shares issued upon reinvestment of distributions	322,108	6,265,755	2,430,036	48,957,746
Shares redeemed	(2,739,532)	(53,277,611)	(5,728,392)	(120,586,103)

Net decrease	(1,809,673)	$(35,099,414)	(1,729,544)	$(38,669,080)

Class I
Shares sold	1,125,759	$27,379,363	4,269,136	$108,875,120
Shares issued upon reinvestment of distributions	393,103	9,534,548	2,954,672	72,514,758
Shares redeemed	(3,524,088)	(85,319,176)	(8,063,673)	(203,337,393)

Net decrease	(2,005,226)	$(48,405,265)	(839,865)	$(21,947,515)

Class T (a)
Shares sold	—	—	39	$1,000
Shares issued upon reinvestment of distributions	1	$27	6	134

Net increase	1	$27	45	$1,134

(a)	Class T Shares were initially offered on July 5, 2017.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2018, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2017) of the Fund against a peer group of eight other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional equity income funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Equity Income Index. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one year period, and in the fourth quartile for the three and five year periods, as measured against the Adviser Peer Group. The Independent Board Members noted that, although the Fund’s performance was in the lower quartiles, the Fund’s performance for the one year period was less than one percentage point below the median of the Adviser Peer Group, and for the five year period was only slightly more than one percentage point below the median of the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fourth quintile of the funds in its category for the one year and three year periods, and the fifth quintile for the five year period, and further noted that, despite the low quintile rankings, the Fund’s absolute performance relative to the Broadridge Peer Group for the one and five year periods was generally comparable with the Fund’s absolute performance relative to the Adviser Peer Group.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to expense ratios of the Adviser Peer Group and a peer group of seven other equity income funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory

The Gabelli Equity Income Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

services. The Independent Board Members noted that the Fund’s expense ratio was above average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli Small Cap Growth Fund

Semiannual Report — March 31, 2018

To Our Shareholders,

For the six months ended March 31, 2018, the net asset value (“NAV”) per Class AAA Share of The Gabelli Small Cap Growth Fund increased 1.3% compared with an increase of 3.3% for the Russell 2000 Index. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a)(b) (Unaudited)						Since
						Inception
	Six Months	1 Year	5 Year	10 Year	15 Year	(10/22/91)
Class AAA (GABSX)	1.33%	10.46%	10.33%	9.94%	12.30%	12.58%
Russell 2000 Index	3.25	11.79	11.47	9.84	11.50	9.86
Class A (GCASX)	1.33	10.47	10.32	9.94	12.30	12.58
With sales charge (c)	(4.50)	4.12	9.02	9.29	11.86	12.33
Class C (GCCSX)	0.94	9.64	9.50	9.13	11.51	12.13
With contingent deferred sales charge (d)	(0.06)	8.64	9.50	9.13	11.51	12.13
Class I (GACIX)	1.45	10.74	10.60	10.22	12.50	12.69
Class T(GATIX)	1.29	10.43	10.32	9.94	12.30	12.58
With sales charge (e)	(1.24)	7.66	9.76	9.66	12.11	11.84

In the current prospectuses dated January 26, 2018, the expense ratios for Class AAA, A, C, I and T Shares are 1.38%, 1.38%, 2.13%, 1.13%, and 1.38%, respectively. See page 15 for the expense ratios for the six months ended March 31, 2018. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A Shares, Class C Shares, and T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, the Class I Shares on January 11, 2008, and Class T Shares on July 5,2017. The actual performance of the Class A Shares, Class C Shares, and Class T Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.

(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(e)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The Gabelli Small Cap Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2017 through March 31, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/17	Ending Account Value 03/31/18	Annualized Expenses Ratio	Expense Paid During Period*
The Gabelli Small Cap Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,013.30	1.36%	$6.83
Class A	$1,000.00	$1,013.30	1.36%	$6.83
Class C	$1,000.00	$1,009.40	2.11%	$10.57
Class I	$1,000.00	$1,014.50	1.11%	$5.57
Class T	$1,000.00	$1,012.90	1.36%	$6.83
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.15	1.36%	$6.84
Class A	$1,000.00	$1,018.15	1.36%	$6.84
Class C	$1,000.00	$1,014.41	2.11%	$10.60
Class I	$1,000.00	$1,019.40	1.11%	$5.59
Class T	$1,000.00	$1,018.15	1.36%	$6.84
*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2018:

The Gabelli Small Cap Growth Fund

Food and Beverage	10.4%
Equipment and Supplies	9.2%
Diversified Industrial	6.4%
Health Care	6.1%
Energy and Utilities	6.0%
Automotive: Parts and Accessories	5.4%
Business Services	4.9%
Retail	4.9%
Aviation: Parts and Services	4.5%
Financial Services	4.4%
Building and Construction	4.1%
Hotels and Gaming	3.7%
Specialty Chemicals	3.4%
Computer Software and Services	2.8%
Entertainment	2.4%
Machinery	1.9%
Consumer Services	1.7%
Telecommunications	1.7%
U.S. Government Obligations	1.6%
Electronics	1.6%
Consumer Products	1.6%
Broadcasting	1.4%

Cable	1.4%
Real Estate	1.4%
Automotive	1.3%
Transportation	1.0%
Aerospace	1.0%
Metals and Mining	0.9%
Environmental Services	0.7%
Publishing	0.7%
Manufactured Housing and Recreational Vehicles	0.6%
Home Furnishings	0.4%
Wireless Communications	0.2%
Closed-End Funds	0.1%
Communications Equipment	0.1%
Educational Services	0.0	%*
Paper and Forest Products	0.0	%*
Agriculture	0.0	%*
Other Assets and Liabilities (Net)	0.1%

	100.	0%

* Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

3

The Gabelli Small Cap Growth Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.9%
	Aerospace — 1.0%
1,240,000	Aerojet Rocketdyne Holdings Inc.†	$8,011,576	$34,682,800
20,000	Embraer SA, ADR	335,120	520,000
20,000	Innovative Solutions & Support Inc.†	69,694	70,600

		8,416,390	35,273,400

	Agriculture — 0.0%
12,000	Cadiz Inc.†	93,950	162,000

	Automotive — 1.3%
1,316,000	Navistar International Corp.†	35,708,651	46,020,520
15,000	PACCAR Inc.	627,598	992,550

		36,336,249	47,013,070

	Automotive: Parts and Accessories — 5.2%
5,000	Adient plc	235,000	298,800
236,000	BorgWarner Inc.	1,330,291	11,854,280
1,270,000	Brembo SpA	2,438,328	19,595,920
90,022	China Automotive Systems Inc.†	447,666	411,400
210,000	Cooper Tire & Rubber Co.	5,102,830	6,153,000
1,185,000	Dana Inc.	10,629,525	30,525,600
1,128,307	Federal-Mogul Holdings Corp.†(a)	12,411,080	11,283,070
1,000	Lear Corp.	142,314	186,090
700,000	Modine Manufacturing Co.†	8,442,756	14,805,000
22,000	Monro Muffler Brake Inc.	150,657	1,179,200
164,000	O’Reilly Automotive Inc.†	4,270,101	40,570,320
45,000	Puradyn Filter Technologies Inc.†	11,732	833
185,000	SORL Auto Parts Inc.†	1,037,077	1,204,350
80,375	Spartan Motors Inc.	388,580	1,382,450
200,000	Standard Motor Products Inc.	1,551,316	9,514,000
207,000	Strattec Security Corp.(b)	4,420,973	7,524,450
385,000	Superior Industries International Inc.	6,301,729	5,120,500
455,000	Tenneco Inc.	3,570,884	24,965,850
24,000	Thor Industries Inc.	222,371	2,764,080
112,800	Uni-Select Inc.	2,320,547	1,751,077
12,000	Visteon Corp.†	699,300	1,322,880

		66,125,057	192,413,150

	Aviation: Parts and Services — 4.5%
25,000	AAR Corp.	302,990	1,102,750
9,500	Astronics Corp.†	15,743	354,350
18,500	Astronics Corp., Cl. B†	29,784	684,130
9,300,000	BBA Aviation plc	21,187,472	41,805,376
363,000	Curtiss-Wright Corp.	9,491,384	49,030,410
44,000	Ducommun Inc.†	868,225	1,336,720
875,000	Kaman Corp.	16,739,206	54,355,000

Shares		Cost	Market Value
61,000	KLX Inc.†	$2,313,775	$4,334,660
90,000	Moog Inc., Cl. A†	1,139,951	7,416,900
16,200	Moog Inc., Cl. B†	471,841	1,298,025
68,000	Woodward Inc.	1,052,020	4,872,880

		53,612,391	166,591,201

	Broadcasting — 1.4%
240,000	Beasley Broadcast Group Inc., Cl. A	1,333,480	2,712,000
10,000	Cogeco Communications Inc.	340,851	547,522
23,300	Cogeco Inc.	592,837	1,238,652
25,000	Gray Television Inc.†	73,674	317,500
71,200	Gray Television Inc., Cl. A†	373,008	758,280
750,000	ITV plc	2,147,888	1,516,815
20,000	Liberty Broadband Corp., Cl. A†	124,003	1,696,000
48,000	Liberty Broadband Corp., Cl. C†	553,963	4,113,120
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	66,962	585,800
40,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	139,035	1,234,000
78,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	264,403	3,205,800
110,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	362,957	4,493,500
360,000	MSG Networks Inc., Cl. A†	2,378,357	8,136,000
100,000	Nexstar Media Group Inc., Cl. A	6,135,000	6,650,000
300,000	Pandora Media Inc.†	2,320,225	1,509,000
95,513	RLJ Entertainment Inc.†	384,639	425,988
580,000	Salem Media Group Inc.	1,712,695	2,088,000
169,000	Sinclair Broadcast Group Inc., Cl. A	1,323,964	5,289,700
450,000	Sirius XM Holdings Inc.	219,282	2,808,000
50,000	Tribune Media Co., Cl. A	1,708,416	2,025,500

		22,555,639	51,351,177

	Building and Construction — 4.1%
210,600	Armstrong Flooring Inc.†	3,748,449	2,857,842
55,000	Beazer Homes USA Inc.†	924,311	877,250
295,000	D.R. Horton Inc.	3,487,620	12,932,800
52,000	Gibraltar Industries Inc.†	1,113,797	1,760,200
472,906	Herc Holdings Inc.†	16,120,515	30,715,245
720,000	Hovnanian Enterprises Inc., Cl. A†	1,812,165	1,317,600
1,000	JELD-WEN Holding Inc.†	23,000	30,620
135,000	Johnson Controls International plc	2,609,395	4,757,400
200,000	KB Home	2,123,861	5,690,000
332,000	Layne Christensen Co.†	5,899,737	4,953,440
490,800	Lennar Corp., Cl. B	13,230,437	23,406,252
600,000	Louisiana-Pacific Corp.	5,071,723	17,262,000

See accompanying notes to financial statements.

4

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Building and Construction (Continued)
136,080	MDC Holdings Inc.	$2,993,987	$3,799,354
150,000	Meritage Homes Corp.†	3,332,016	6,787,500
2,700	NVR Inc.†	1,908,453	7,560,000
335,000	PulteGroup Inc.	2,364,900	9,879,150
1,000	Titan Machinery Inc.†	14,861	23,560
370,000	Toll Brothers Inc.	7,232,546	16,002,500

		74,011,773	150,612,713

	Business Services — 4.9%
36,000	ACCO Brands Corp.	266,315	451,800
85,000	Ascent Capital Group Inc., Cl. A†	1,454,400	312,800
88,000	Blackhawk Network Holdings Inc.†	2,030,985	3,933,600
544,838	Clear Channel Outdoor Holdings Inc., Cl. A	1,793,551	2,669,706
965,000	Diebold Nixdorf Inc.	30,033,253	14,861,000
559,000	Edgewater Technology Inc.†	2,762,887	3,102,450
222,000	Gerber Scientific Inc., Escrow†(a)	0	0
95,000	GP Strategies Corp.†	791,180	2,151,750
30,000	GSE Systems Inc.†	130,842	97,500
1,381,215	Internap Corp.†(c)	11,352,095	15,193,365
178,785	Internap Corp.†	1,492,034	1,966,635
900,000	Live Nation Entertainment Inc.†	8,904,024	37,926,000
190,000	Loomis AB, Cl. B	1,969,975	6,835,613
200,000	Macquarie Infrastructure Corp.	1,006,579	7,386,000
94,000	McGrath Rent Corp.	2,555,092	5,046,860
200,000	Scientific Games Corp.†	2,173,071	8,320,000
15,000	Sealed Air Corp.	362,982	641,850
14,000	Sequential Brands Group Inc.†	97,953	29,190
115,000	Sohgo Security Services Co. Ltd.	1,389,979	5,587,613
19,000	Stamps.com Inc.†	165,708	3,819,950
415,000	Team Inc.†	8,360,674	5,706,250
33,000	The Brink’s Co.	613,158	2,354,550
1,900,000	The Interpublic Group of Companies Inc.	13,505,056	43,757,000
33,050	TransAct Technologies Inc.	168,459	431,303
395,000	Trans-Lux Corp.†(b)	3,861,540	359,450
47,000	United Rentals Inc.†	587,456	8,118,310
14,444	Vectrus Inc.†	306,666	537,895

		98,135,914	181,598,440

	Cable — 1.4%
167,000	AMC Networks Inc., Cl. A†	2,124,059	8,633,900
2,700	Cable One Inc.	744,935	1,855,197
50,000	DISH Network Corp., Cl. A†	968,420	1,894,500

Shares		Cost	Market Value
36,000	EchoStar Corp., Cl. A†	$708,109	$1,899,720
297,990	Liberty Global plc, Cl. A†	7,607,076	9,330,067
734,391	Liberty Global plc, Cl. C†	18,704,379	22,347,518
650,000	WideOpenWest Inc.†	10,279,220	4,647,500

		41,136,198	50,608,402

	Communications Equipment — 0.1%
350,000	Communications Systems Inc.	2,857,782	1,284,500
52,000	Fortinet Inc.†	1,067,508	2,786,160

		3,925,290	4,070,660

	Computer Software and Services — 2.8%
35,000	3D Systems Corp.†	438,093	405,650
146,000	Activision Blizzard Inc.	2,222,250	9,849,160
62,000	Avid Technology Inc.†	521,917	281,480
12,000	CommerceHub Inc., Cl. A†	126,588	270,000
14,000	CommerceHub Inc., Cl. C†	98,978	314,860
275,000	comScore Inc.†	7,984,200	6,619,250
190,000	FalconStor Software Inc.†	341,172	17,100
42,000	InterXion Holding NV†	687,045	2,608,620
20,000	Mercury Systems Inc.†	303,410	966,400
20,000	MKS Instruments Inc.	364,304	2,313,000
265,000	NCR Corp.†	2,498,419	8,352,800
3,996	NetScout Systems Inc.†	14,188	105,295
8,125	Quantum Corp.†	204,798	29,575
12,000	Rocket Internet SE†	305,549	367,954
100,000	Rockwell Automation Inc.	2,731,906	17,420,000
10,000	SecureWorks Corp., Cl. A†	127,406	80,800
140,000	Stratasys Ltd.†	3,631,404	2,825,200
234,500	Tyler Technologies Inc.†	829,139	49,470,120
3,000	Zedge Inc., Cl. B†	9,933	9,600

		23,440,699	102,306,864

	Consumer Products — 1.6%
270,000	1-800-FLOWERS.COM Inc., Cl. A†	1,034,248	3,186,000
74,000	Brunswick Corp.	1,881,888	4,394,860
33,500	Chofu Seisakusho Co. Ltd.	484,644	808,181
88,000	Church & Dwight Co. Inc.	206,121	4,431,680
20,000	Energizer Holdings Inc.	857,799	1,191,600
76,000	Ginko International Co. Ltd.	870,191	564,324
2,000	Harley-Davidson Inc.	4,712	85,760
145,000	Hunter Douglas NV	6,246,437	11,561,320
2,800	Kobayashi Pharmaceutical Co Ltd.	115,862	197,885
13,000	LCI Industries	218,598	1,353,950
272,498	Marine Products Corp.	184,036	3,817,697
10,000	National Presto Industries Inc.	300,897	937,500
32,000	Newell Brands Inc.	639,270	815,360
415,000	Sally Beauty Holdings Inc.†	2,718,474	6,826,750

See accompanying notes to financial statements.

5

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
220,000	Samick Musical Instruments Co. Ltd.	$299,584	$437,565
30,000	Scandinavian Tobacco Group A/S	474,701	527,350
13,000	Shimano Inc.	1,500,919	1,863,164
9,750	Steven Madden Ltd.	36,466	428,025
150,000	Swedish Match AB	2,992,162	6,781,600
25,000	The Scotts Miracle-Gro Co.	771,996	2,143,750
22,000	WD-40 Co.	606,916	2,897,400
100,000	Wolverine World Wide Inc.	486,710	2,890,000

		22,932,631	58,141,721

	Consumer Services — 1.7%
53,000	Bowlin Travel Centers Inc.†	53,947	129,850
2,750	Collectors Universe Inc.	229	43,203
30,000	GCI Liberty Inc., Cl. A†	328,297	1,585,800
18,000	IAC/InterActiveCorp.†	199,991	2,814,840
265,017	KAR Auction Services Inc.	3,573,437	14,363,921
20,000	Liberty Expedia Holdings Inc., Cl. A†	257,948	785,600
145,000	Liberty Interactive Corp. QVC Group, Cl. A†	2,220,918	3,649,650
37,000	Liberty TripAdvisor Holdings Inc., Cl. A†	393,577	397,750
800,000	Rollins Inc.	2,007,877	40,824,000

		9,036,221	64,594,614

	Diversified Industrial — 6.4%
15,700	Acuity Brands Inc.	161,657	2,185,283
30,000	Aegion Corp.†	561,304	687,300
95,000	Albany International Corp., Cl. A	2,064,720	5,956,500
15,000	Altra Industrial Motion Corp.	673,816	689,250
238,000	Ampco-Pittsburgh Corp.	3,329,928	2,118,200
6,000	Anixter International Inc.†	57,120	454,500
64,000	Burnham Holdings Inc., Cl. A	1,186,541	977,280
400,000	Crane Co.	9,478,082	37,096,000
120,000	EnPro Industries Inc.	6,570,400	9,285,600
400,000	Fenner plc	3,472,460	3,417,700
115,000	Greif Inc., Cl. A	2,267,516	6,008,750
117,970	Greif Inc., Cl. B	5,709,954	6,871,753
1,300,000	Griffon Corp.	14,917,063	23,725,000
34,000	Haynes International Inc.	1,576,041	1,261,740
190,000	Jardine Strategic Holdings Ltd.	3,487,637	7,284,600
7,000	JSP Corp.	235,366	212,490
840,000	Katy Industries Inc.†(b)	2,604	2,604
188,000	Kimball International Inc., Cl. B	1,898,664	3,203,520
50,000	L.B. Foster Co., Cl. A†	642,804	1,177,500
80,000	Lawson Products Inc.†	1,171,587	2,020,000

Shares		Cost	Market Value
94,000	Lincoln Electric Holdings Inc.	$2,524,683	$8,455,300
59,000	Lindsay Corp.	1,381,410	5,394,960
27,000	Lydall Inc.†	286,221	1,302,750
35,000	Matthews International Corp., Cl. A	950,080	1,771,000
600,076	Myers Industries Inc.	6,785,391	12,691,607
126,000	Oil-Dri Corp. of America	1,382,128	5,063,940
120,000	Olin Corp.	2,318,113	3,646,800
307,500	Park-Ohio Holdings Corp.	2,954,383	11,946,375
19,000	Pentair plc	727,134	1,294,470
98,000	Raven Industries Inc.	2,426,663	3,434,900
32,000	Roper Technologies Inc.	620,029	8,982,080
96,000	Sonoco Products Co.	2,940,089	4,656,000
500	Spectrum Brands Holdings Inc.	57,340	51,850
57,000	Standex International Corp.	1,528,709	5,434,950
457,842	Steel Connect Inc.†	1,605,263	970,625
270,046	Steel Partners Holdings LP†	4,557,818	4,806,819
7,000	T Hasegawa Co. Ltd.	105,119	132,954
8,000	Terex Corp.	190,480	299,280
390,000	Textron Inc.	2,523,213	22,998,300
538,000	Tredegar Corp.	9,192,652	9,657,100
260,000	Trinity Industries Inc.	4,216,388	8,483,800

		108,738,570	236,111,430

	Educational Services — 0.0%
59,000	Career Education Corp.†	416,169	775,260
105,582	Universal Technical Institute Inc.†	1,195,715	310,411

		1,611,884	1,085,671

	Electronics — 1.6%
192,000	Badger Meter Inc.	2,720,130	9,052,800
281,652	Bel Fuse Inc., Cl. A(b)	6,359,535	4,647,258
542,000	CTS Corp.	5,145,839	14,742,400
500,000	Cypress Semiconductor Corp.	3,909,294	8,480,000
40,000	Daktronics Inc.	362,126	352,400
62,000	Dolby Laboratories Inc., Cl. A	2,518,228	3,940,720
1,167	Fortive Corp.	4,776	90,466
240,000	Gentex Corp.	2,977,845	5,524,800
22,000	IMAX Corp.†	201,605	422,400
70,000	KEMET Corp.†	270,334	1,269,100
350,000	Park Electrochemical Corp.	5,621,932	5,894,000
60,000	Renesas Electronics Corp.†	389,832	592,641
200,000	Stoneridge Inc.†	1,868,892	5,520,000

		32,350,368	60,528,985

	Energy and Utilities — 6.0%
23,500	Andeavor	230,748	2,363,160
57,000	Avangrid Inc.	2,237,235	2,913,840
120,000	Avista Corp.	3,985,404	6,150,000
265,000	Black Hills Corp.	6,619,602	14,389,500

See accompanying notes to financial statements.

6

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
700,000	Black Ridge Oil and Gas Inc.†	$7,560	$20,650
274,000	Callon Petroleum Co.†	2,088,023	3,627,760
46,000	Chesapeake Utilities Corp.	838,953	3,236,100
5,000	Clean Energy Fuels Corp.†	39,414	8,250
38,000	CMS Energy Corp.	197,906	1,721,020
21,000	Connecticut Water Service Inc.	421,740	1,271,130
11,000	Consolidated Water Co. Ltd.	141,093	160,050
155,000	Covanta Holding Corp.	384,594	2,247,500
94,000	Diamondback Energy Inc.†	4,888,629	11,892,880
21,000	Dril-Quip Inc.†	1,004,447	940,800
406,000	El Paso Electric Co.	5,906,970	20,706,000
80,000	Energy Recovery Inc.†	352,081	657,600
1,000	EXCO Resources Inc.†	17,250	350
20,000	Gamesa Corporacion Tecnologica SA	117,491	320,532
115,000	Great Plains Energy Inc.	1,978,294	3,655,850
110,000	Hawaiian Electric Industries Inc.	2,784,810	3,781,800
40,000	Middlesex Water Co.	682,891	1,468,000
95,000	National Fuel Gas Co.	5,556,830	4,887,750
15,000	Northwest Natural Gas Co.	715,241	864,750
76,000	NorthWestern Corp.	2,309,229	4,088,800
80,000	Oceaneering International Inc.	1,366,984	1,483,200
290,517	Otter Tail Corp.	6,816,831	12,593,912
12,000	Patterson-UTI Energy Inc.	241,902	210,120
1,245,000	PNM Resources Inc.	14,561,503	47,621,250
72,000	Rowan Companies plc, Cl. A†	2,499,120	830,880
1,970,000	RPC Inc.	1,179,814	35,519,100
98,000	SJW Group	1,838,479	5,165,580
175,500	Southwest Gas Holdings Inc.	4,302,243	11,869,065
15,000	Spire Inc.	594,172	1,084,500
100,000	SunEdison Inc.†(a)	91,317	1,010
41,000	The York Water Co.	573,821	1,271,000
14,000	Vestas Wind Systems A/S	132,040	993,167
200,000	Westar Energy Inc.	3,536,394	10,518,000

		81,241,055	220,534,856

	Entertainment — 2.4%
19,000	AMC Entertainment Holdings Inc., Cl. A	657,400	266,950
50,000	Discovery Inc., Cl. A†	863,334	1,071,500
100,000	Discovery Inc., Cl. C†	926,160	1,952,000
432,612	Dover Motorsports Inc.	1,597,821	908,485
25,000	Eros International plc†	275,489	272,500
8,000	Global Eagle Entertainment Inc.†	62,996	11,760
69,000	International Speedway Corp., Cl. A	2,180,287	3,042,900

Shares		Cost	Market Value
6,814	International Speedway Corp., Cl. B	$167,786	$299,816
35,000	Liberty Media Corp.- Liberty Braves, Cl. A†	594,685	795,550
255,000	Liberty Media Corp.- Liberty Braves, Cl. C†	3,948,720	5,819,100
14,000	Lions Gate Entertainment Corp., Cl. A	286,293	361,620
40,000	Lions Gate Entertainment Corp., Cl. B	953,666	963,200
30,000	Manchester United plc, Cl. A	481,746	576,000
235,000	Pinnacle Entertainment Inc.†	2,627,300	7,085,250
110,000	Take-Two Interactive Software Inc.†	937,173	10,755,800
124,000	The Madison Square Garden Co, Cl. A†	6,688,655	30,479,200
260,000	Twenty-First Century Fox Inc., Cl. A	673,473	9,539,400
157,000	Universal Entertainment Corp.	2,117,510	7,185,659
150,000	World Wrestling Entertainment Inc., Cl. A	1,647,848	5,401,500

		27,688,342	86,788,190

	Environmental Services — 0.7%
8,000	Evoqua Water Technologies Corp.†	175,746	170,320
400,000	Republic Services Inc.	5,798,456	26,492,000

		5,974,202	26,662,320

	Equipment and Supplies — 9.2%
85,000	A.O. Smith Corp.	314,204	5,405,150
510,000	AMETEK Inc.	883,047	38,744,700
41,000	AZZ Inc.	1,307,305	1,791,700
10,000	Belden Inc.	119,356	689,400
60,000	Chart Industries Inc.†	2,021,823	3,541,800
540,000	CIRCOR International Inc.	15,724,617	23,036,400
300,000	Core Molding Technologies Inc.	524,711	5,349,000
158,000	Crown Holdings Inc.†	638,464	8,018,500
2,335	Danaher Corp.	15,131	228,620
175,000	Donaldson Co. Inc.	1,507,907	7,883,750
208,000	Entegris Inc.	1,139,019	7,238,400
825,000	Federal Signal Corp.	5,829,613	18,166,500
300,000	Flowserve Corp.	2,954,946	12,999,000
315,000	Franklin Electric Co. Inc.	1,582,139	12,836,250
690,000	Graco Inc.	7,635,882	31,546,800
93,000	IDEX Corp.	705,777	13,253,430
390,000	Interpump Group SpA	2,257,591	13,177,394
66,000	Itron Inc.†	2,691,598	4,722,300
34,000	Littelfuse Inc.	622,895	7,078,120
55,000	Maezawa Kyuso Industries Co. Ltd.	359,609	1,015,695

See accompanying notes to financial statements.

7

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
80,000	Minerals Technologies Inc.	$3,960,234	$5,356,000
6,000	MSA Safety Inc.	179,592	499,440
700,000	Mueller Industries Inc.	18,816,308	18,312,000
825,000	Mueller Water Products Inc., Cl. A	7,338,553	8,967,750
10,000	Plantronics Inc.	262,977	603,700
2,000	Regal Beloit Corp.	59,351	146,700
4,000	Teleflex Inc.	60,933	1,019,920
280,000	Tennant Co.	5,791,145	18,956,000
870,000	The Gorman-Rupp Co.	14,653,416	25,447,500
145,000	The Greenbrier Companies Inc.	2,110,136	7,286,250
290,056	The L.S. Starrett Co., Cl. A	3,471,492	1,957,878
25,000	The Manitowoc Co. Inc.†	153,409	711,500
74,000	The Middleby Corp.†	1,077,388	9,160,460
40,000	The Timken Co.	1,374,376	1,824,000
48,000	The Toro Co.	845,248	2,997,600
7,500	Valmont Industries Inc.	172,236	1,097,250
95,000	Vicor Corp.†	634,132	2,712,250
7,875	Watsco Inc., Cl. B	23,627	1,419,626
174,000	Watts Water Technologies Inc., Cl. A	4,593,766	13,519,800

		114,413,953	338,718,533

	Financial Services — 4.3%
10,000	Alleghany Corp.	1,595,952	6,144,400
33,674	Argo Group International Holdings Ltd.	724,267	1,932,888
10,770	BKF Capital Group Inc.†	210,018	124,663
10,857	Canadian Imperial Bank of Commerce	364,106	958,456
12,500	Capitol Federal Financial Inc.	125,000	154,375
22,000	Crazy Woman Creek Bancorp Inc.	343,564	372,130
636,000	Energy Transfer Equity LP	195,696	9,037,560
113	Farmers & Merchants Bank of Long Beach	720,277	898,350
79,000	FCB Financial Holdings Inc., Cl. A†	2,265,576	4,036,900
9,967	Fidelity Southern Corp.	63,366	229,939
500,093	Flushing Financial Corp.	8,835,466	13,482,507
64,800	FNB Corp.	648,150	871,560
1,000,000	GAM Holding AG	12,392,209	16,788,703
155,000	Hilltop Holdings Inc.	2,973,017	3,636,300
310,000	Hope Bancorp Inc.	3,512,655	5,638,900
455,800	Huntington Bancshares Inc.	4,363,341	6,882,580
505,000	Janus Henderson Group plc	10,020,258	16,710,450
100,000	KeyCorp	1,469,071	1,955,000
750,072	KKR & Co. LP	3,410,792	15,226,462
150,000	Legg Mason Inc.	3,098,475	6,097,500
15,000	M&T Bank Corp.	1,294,650	2,765,400

Shares		Cost	Market Value
22,000	Manning & Napier Inc.	$151,090	$77,000
100,000	Medallion Financial Corp.†	521,993	465,000
325,000	Och-Ziff Capital Management Group LLC, Cl. A	1,345,176	867,750
165,000	Oritani Financial Corp.	1,685,540	2,532,750
125,000	PJT Partners Inc., Cl. A	3,887,034	6,262,500
56,000	Pzena Investment Management Inc., Cl. A	512,303	623,280
3,000	Rafael Holdings Inc., Cl. B†	5,328	14,550
843	South State Corp.	62,076	71,908
20,000	State Auto Financial Corp.	523,760	571,400
20,056	State Bank Financial Corp.	578,928	601,881
431,887	Sterling Bancorp	4,773,930	9,739,052
14,000	T. Rowe Price Group Inc.	603,780	1,511,580
24,000	TFS Financial Corp.	353,694	352,560
145,000	The Charles Schwab Corp.	2,314,814	7,571,900
11,000	Thomasville Bancshares Inc.	409,160	440,000
40,782	Value Line Inc.	570,979	746,311
18,000	Virtu Financial Inc., Cl. A	319,131	594,000
470,000	Waddell & Reed Financial Inc., Cl. A	8,859,671	9,498,700
10,000	Waterloo Investment Holdings Ltd.†(a)	1,373	500
510,000	Wright Investors’ Service Holdings Inc.†	1,021,719	250,537

		87,127,385	156,738,182

	Food and Beverage — 10.4%
575,000	Arca Continental SAB de CV	1,132,490	3,975,976
3,000	Blue Buffalo Pet Products Inc.†	55,641	119,430
112,500	Brown-Forman Corp., Cl. A	867,033	5,999,625
28,125	Brown-Forman Corp., Cl. B	216,758	1,530,000
21,000	Bull-Dog Sauce Co. Ltd.	120,234	437,940
5,000,000	China Tontine Wines Group Ltd.†	960,438	82,185
222,000	Chr. Hansen Holding A/S	9,326,991	19,090,549
620,000	Cott Corp.	4,874,545	9,126,400
350,000	Crimson Wine Group Ltd.†	3,112,381	3,461,500
3,800,000	Davide Campari-Milano SpA	12,727,117	28,755,645
50,000	Dean Foods Co.	555,347	431,000
225,000	Denny’s Corp.†	718,072	3,471,750
302,000	Dr Pepper Snapple Group Inc.	6,135,751	35,750,760
3,500,000	Dynasty Fine Wines Group Ltd.†(a)	1,246,520	321,095
110,000	Farmer Brothers Co.†	1,983,969	3,322,000
510,000	Flowers Foods Inc.	1,347,594	11,148,600
120,000	Ingredion Inc.	2,449,457	15,470,400
180,000	ITO EN Ltd.	3,741,497	6,994,972
132,000	Iwatsuka Confectionery Co. Ltd.	6,390,923	6,612,095

See accompanying notes to financial statements.

8

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
23,500	J & J Snack Foods Corp.	$531,096	$3,209,160
146,000	Kameda Seika Co. Ltd.	5,952,869	7,052,676
1,300,000	Kikkoman Corp.	13,674,730	52,046,426
215,000	Lifeway Foods Inc.†	2,159,887	1,287,850
1,220,000	Maple Leaf Foods Inc.	21,982,324	29,734,156
6,000	MEIJI Holdings Co. Ltd.	117,526	458,437
50,000	MGP Ingredients Inc.	160,964	4,479,500
90,000	Morinaga Milk Industry Co. Ltd.	1,808,850	3,637,047
28,000	National Beverage Corp.	1,228,415	2,492,560
85,000	Nissin Foods Holdings Co. Ltd.	2,907,986	5,863,446
25,000	Nutrisystem Inc.	305,632	673,750
8,548,096	Parmalat SpA	24,295,306	31,501,455
277,000	Post Holdings Inc.†	9,829,762	20,985,520
310,000	Rock Field Co. Ltd.	2,420,094	6,365,772
25,000	The Boston Beer Co. Inc., Cl. A†	535,992	4,726,250
392,000	The Hain Celestial Group Inc.†	3,415,282	12,571,440
76,000	The J.M. Smucker Co.	2,608,859	9,424,760
800,000	Tingyi (Cayman Islands) Holding Corp.	1,779,887	1,659,499
351,230	Tootsie Roll Industries Inc.	6,320,480	10,343,723
81,000	United Natural Foods Inc.†	2,249,986	3,478,140
22,000	Vina Concha Y Toro SA, ADR	820,659	935,000
1,400,000	Vitasoy International Holdings Ltd.	1,028,189	3,603,397
20,000	Willamette Valley Vineyards Inc.†	73,225	157,200
150,000	Yakult Honsha Co. Ltd.	3,747,741	11,178,986

		167,918,499	383,968,072

	Health Care — 6.1%
130,000	Achaogen Inc.†	1,397,416	1,683,500
7,000	Align Technology Inc.†	48,829	1,757,910
20,000	Allergan plc	5,393,059	3,365,800
64,000	AngioDynamics Inc.†	675,495	1,104,000
6,000	Anika Therapeutics Inc.†	50,333	298,320
94,220	Biolase Inc.†	76,887	38,385
11,100	Bio-Rad Laboratories Inc., Cl. A†	730,986	2,775,888
18,000	Bruker Corp.	164,974	538,560
104,000	Cantel Medical Corp.	1,138,250	11,586,640
35,500	Cardiovascular Systems Inc.†	1,053,392	778,515
158,000	Chemed Corp.	3,672,200	43,111,880
57,000	CONMED Corp.	1,446,179	3,609,810
360,000	Cutera Inc.†	3,629,335	18,090,000
64,000	DexCom Inc.†	478,497	4,746,240
93,000	Evolent Health Inc., Cl. A†	1,491,751	1,325,250

Shares		Cost	Market Value
7,000	Global Blood Therapeutics Inc.†	$406,875	$338,100
192,000	Globus Medical Inc., Cl. A†	4,431,625	9,565,440
86,000	Henry Schein Inc.†	844,050	5,780,060
4,000	Heska Corp.†	30,737	316,280
46,000	ICU Medical Inc.†	2,126,388	11,610,400
41,500	Integer Holdings Corp.†	909,704	2,346,825
65,000	K2M Group Holdings Inc.†	1,186,405	1,231,750
285,000	Kindred Healthcare Inc.	2,945,973	2,607,750
17,600	Lexicon Pharmaceuticals Inc.†	230,556	150,832
31,000	LivaNova plc†	1,627,051	2,743,500
115,000	Masimo Corp.†	2,987,503	10,114,250
20,000	Melinta Therapeutics Inc.†	403,342	148,000
204,000	Meridian Bioscience Inc.	4,107,849	2,896,800
25,733	Neogen Corp.†	549,687	1,723,854
150,000	NuVasive Inc.†	4,579,482	7,831,500
25,500	Nuvectra Corp.†	174,575	332,010
17,000	Ophthotech Corp.†	103,785	46,580
319,500	OPKO Health Inc.†	1,967,486	1,012,815
163,444	Orthofix International NV†	4,090,071	9,607,238
72,000	Owens & Minor Inc.	1,532,512	1,119,600
5,000	Pain Therapeutics Inc.†	18,174	35,450
70,000	Patterson Cos., Inc.	2,457,560	1,556,100
590,000	Quidel Corp.†	6,414,865	30,567,900
200,000	RTI Surgical Inc.†	965,135	920,000
25,000	Seikagaku Corp.	292,810	454,631
53,500	STERIS plc	3,987,890	4,994,760
2,300	Straumann Holding AG	206,988	1,448,326
3,000	Stryker Corp.	142,188	482,760
43,000	SurModics Inc.†	892,751	1,636,150
32,000	Teladoc Inc.†	1,074,935	1,289,600
100,000	Tetraphase Pharmaceuticals Inc.†	601,127	307,000
24,000	The Cooper Companies Inc.	920,532	5,491,440
45,000	United-Guardian Inc.	406,324	792,000
404,500	Wright Medical Group NV†	8,320,598	8,025,280

		83,385,116	224,335,679

	Home Furnishings — 0.4%
222,097	Bassett Furniture Industries Inc.	2,754,475	6,740,644
35,000	Bed Bath & Beyond Inc.	992,346	734,650
17,000	Ethan Allen Interiors Inc.	401,956	390,150
176,000	La-Z-Boy Inc.	3,306,487	5,271,200

		7,455,264	13,136,644

	Hotels and Gaming — 3.7%
156,000	Belmond Ltd., Cl. A†	1,481,032	1,739,400
495,000	Boyd Gaming Corp.	4,085,890	15,770,700
190,000	Canterbury Park Holding Corp.	1,954,656	2,745,500
76,400	Churchill Downs Inc.	2,493,008	18,645,420

See accompanying notes to financial statements.

9

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
170,000	Dover Downs Gaming & Entertainment Inc.†	$728,732	$226,100
165,000	Formosa International Hotels Corp.	1,316,057	857,341
528,000	Full House Resorts Inc.†	1,559,763	1,694,880
110,000	Gaming and Leisure Properties Inc., REIT	1,176,655	3,681,700
1,000,000	Genting Singapore plc	969,758	823,704
167,000	Golden Entertainment Inc.†	1,426,430	3,879,410
71,000	International Game Technology plc	1,324,269	1,897,830
168,000	Las Vegas Sands Corp.	843,397	12,079,200
3,000,000	Mandarin Oriental International Ltd.	4,216,476	7,170,000
30,000	Penn National Gaming Inc.†	131,625	787,800
560,000	Ryman Hospitality Properties Inc., REIT	16,389,148	43,372,000
2,950,000	The Hongkong & Shanghai Hotels Ltd.	3,184,911	4,488,064
376,000	The Marcus Corp.	4,769,848	11,411,600
22,000	Wynn Resorts Ltd.	153,485	4,011,920

		48,205,140	135,282,569

	Machinery — 1.9%
460,000	Astec Industries Inc.	16,709,859	25,382,800
3,000	Capstone Turbine Corp.†	4,212	3,435
1,700,000	CNH Industrial NV	5,782,380	21,080,000
2,000	Disco Corp.	156,366	419,529
227,500	Kennametal Inc.	4,323,303	9,136,400
6,000	Nordson Corp.	107,171	818,040
171,800	The Eastern Co.	3,356,209	4,896,300
195,000	Twin Disc Inc.†	3,558,190	4,239,300
100,000	Welbilt Inc.†	513,586	1,945,000
5,000	Xylem Inc.	177,110	384,600

		34,688,386	68,305,404

	Manufactured Housing and Recreational Vehicles — 0.6%
91,000	Cavco Industries Inc.†	2,571,702	15,811,250
84,600	Nobility Homes Inc.	1,069,229	1,734,300
86,500	Skyline Corp.†	519,480	1,903,000
59,000	Winnebago Industries Inc.	709,868	2,218,400

		4,870,279	21,666,950

	Metals and Mining — 0.9%
275,000	Allegheny Technologies Inc.†	4,608,991	6,512,000
52,003	Barrick Gold Corp.	1,522,648	647,437
154,000	Century Aluminum Co.†	1,624,678	2,547,160
25,500	Constellium NV, Cl. A†	165,390	276,675
45,000	Ivanhoe Mines Ltd., Cl. A†	117,783	95,005
135,000	Kinross Gold Corp.†	796,824	533,250
322,000	Materion Corp.	6,961,685	16,438,100

Shares		Cost	Market Value
372,879	TimkenSteel Corp.†	$5,735,673	$5,664,032
230,000	Turquoise Hill Resources Ltd.†	835,525	706,100
15,000	Yamana Gold Inc.	50,671	41,400

		22,419,868	33,461,159

	Paper and Forest Products — 0.0%
16,000	Schweitzer-Mauduit International Inc.	373,701	626,400

	Publishing — 0.7%
80,000	Cambium Learning Group Inc.†	261,134	896,000
3,000	Graham Holdings Co., Cl. B	1,379,851	1,806,750
57,000	Il Sole 24 Ore SpA†	198,205	48,394
12,000	John Wiley & Sons Inc., Cl. B	46,500	764,160
53,000	Meredith Corp.	1,588,434	2,851,400
65,000	News Corp., Cl. A	91,837	1,027,000
1,400,000	The E.W. Scripps Co., Cl. A	14,043,204	16,786,000

		17,609,165	24,179,704

	Real Estate — 1.4%
75,000	Capital Properties Inc., Cl. A	883,436	1,065,000
180,000	Cohen & Steers Inc.	4,422,025	7,318,800
268,000	Griffin Industrial Realty Inc.(b)	5,069,181	10,058,040
6,967	Gyrodyne LLC	201,352	139,410
19,500	Lamar Advertising Co., Cl. A, REIT	165,489	1,241,370
100,000	Morguard Corp.	1,271,064	13,181,201
38,000	New Senior Investment Group Inc., REIT	381,573	310,840
61,088	Reading International Inc., Cl. A†	969,938	1,017,115
2,337	Reading International Inc., Cl. B†	45,950	58,483
18,000	Seritage Growth Properties, Cl. A, REIT	779,213	639,900
172,000	Tejon Ranch Co.†	4,369,012	3,974,920
590,000	The St. Joe Co.†	9,756,413	11,121,500

		28,314,646	50,126,579

	Retail — 4.9%
300,000	Aaron’s Inc.	2,532,151	13,980,000
200,000	AutoNation Inc.†	3,399,442	9,356,000
20,224	Barnes & Noble Education Inc.†	151,401	139,343
31,500	Barnes & Noble Inc.	288,413	155,925
175,000	Big 5 Sporting Goods Corp.	1,803,413	1,268,750
22,639	Biglari Holdings Inc.†	6,366,435	9,245,994
144,000	Casey’s General Stores Inc.	5,552,287	15,806,880
164,000	Copart Inc.†	1,407,742	8,352,520
1,000	Cracker Barrel Old Country Store Inc.	59,645	159,200

See accompanying notes to financial statements.

10

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
2,500	Dunkin’ Brands Group Inc.	$47,500	$149,225
155,000	GNC Holdings Inc., Cl. A†	2,163,831	598,300
790,000	Hertz Global Holdings Inc.†	16,960,174	15,681,500
665,000	Ingles Markets Inc., Cl. A	11,051,587	22,510,250
650,000	J.C. Penney Co. Inc.†	7,252,672	1,963,000
75,000	Lands’ End Inc.†	1,322,835	1,751,250
180,000	Macy’s Inc.	2,590,692	5,353,200
91,000	Movado Group Inc.	1,596,188	3,494,400
17,000	Murphy USA Inc.†	649,528	1,237,600
157,000	Nathan’s Famous Inc.	262,984	11,602,300
100,000	Penske Automotive Group Inc.	1,476,842	4,433,000
152,000	Pier 1 Imports Inc.	1,524,172	489,440
1,890,000	Rite Aid Corp.†	3,743,641	3,175,200
290,000	Rush Enterprises Inc., Cl. B†	3,282,048	11,710,200
4,000	Salvatore Ferragamo SpA	78,673	110,347
17,000	Sprouts Farmers Market Inc.†	360,028	398,990
10,000	SUPERVALU Inc.†	198,056	152,300
399,000	The Cheesecake Factory Inc.	11,427,089	19,239,780
194,000	Tractor Supply Co.	1,774,881	12,225,880
45,500	Village Super Market Inc., Cl. A	1,175,478	1,199,835
85,000	Vitamin Shoppe, Inc.†	537,419	369,750
57,600	Weis Markets Inc.	1,867,321	2,360,448
800	Winmark Corp.	55,193	104,640

		92,959,761	178,775,447

	Specialty Chemicals — 3.4%
65,000	A. Schulman Inc.	1,561,091	2,795,000
90,000	Albemarle Corp.	2,886,363	8,346,600
71,000	Ashland Global Holdings Inc.	1,073,756	4,955,090
2,155,000	Ferro Corp.†	12,282,199	50,039,100
65,100	GCP Applied Technologies Inc.†	2,060,395	1,891,155
91,200	General Chemical Group Inc.†	1,186	730
305,000	H.B. Fuller Co.	4,074,383	15,167,650
58,000	Hawkins Inc.	2,047,646	2,038,700
138,000	Huntsman Corp.	469,175	4,036,500
15,600	NewMarket Corp.	1,611,889	6,266,208
300,000	OMNOVA Solutions Inc.†	574,864	3,150,000
135,000	Platform Specialty Products Corp.†	1,346,731	1,300,050
12,000	Quaker Chemical Corp.	196,457	1,777,560
220,000	Sensient Technologies Corp.	4,417,306	15,527,600
26,102	SGL Carbon SE†	257,302	367,742
10,000	Takasago International Corp.	271,028	293,219
300,000	Valvoline Inc.	3,472,249	6,639,000

		38,604,020	124,591,904

Shares		Cost	Market Value
	Telecommunications — 1.7%
79,000	ATN International Inc.	$3,498,453	$4,709,980
560,000	Cincinnati Bell Inc.†	9,218,908	7,756,000
61,000	Consolidated Communi- cations Holdings Inc.	566,047	668,560
880,000	Gogo Inc.†	13,690,160	7,594,400
31,000	Harris Corp.	2,454,467	4,999,680
250,000	HC2 Holdings Inc.†	1,000,923	1,315,000
6,000	IDT Corp., Cl. B	30,191	37,620
120,000	Iridium Communications Inc.†	1,180,541	1,350,000
115,000	Liberty Latin America Ltd., Cl. A†	3,636,491	2,236,750
295,000	Liberty Latin America Ltd., Cl. C†	9,207,215	5,631,550
50,000	Loral Space & Communications Inc.†	1,998,698	2,082,500
134,000	New ULM Telecom Inc.	1,212,364	2,251,200
40,000	Pharol SGPS SA†	16,517	11,222
115,000	Rogers Communications Inc., Cl. B	555,319	5,138,200
218,000	Shenandoah Telecommunications Co.	876,773	7,848,000
850,000	Sprint Corp.†	4,554,369	4,148,000
830,000	VEON Ltd., ADR	2,424,386	2,191,200
22,781	Verizon Communications Inc.	110,978	1,089,387
750,000	Windstream Holdings Inc.	3,593,868	1,057,500

		59,826,668	62,116,749

	Transportation — 1.0%
490,000	GATX Corp.	15,218,669	33,560,100
20,000	Irish Continental Group plc	14,688	144,209
160,000	Navigator Holdings Ltd.†	2,133,250	1,880,000

		17,366,607	35,584,309

	Wireless Communications — 0.2%
100,000	Millicom International Cellular SA, SDR	6,033,454	6,820,523
55,000	United States Cellular Corp.†	2,162,429	2,210,450

		8,195,883	9,030,973

	TOTAL COMMON STOCKS	1,551,097,164	3,597,094,121

	CLOSED-END FUNDS — 0.1%
104,000	MVC Capital Inc.	1,098,161	1,032,720
84,960	The Central Europe, Russia, and Turkey Fund Inc.	2,420,869	2,173,277
31,977	The European Equity Fund Inc.	318,173	308,898
114,788	The New Germany Fund Inc.	1,579,820	2,241,810

	TOTAL CLOSED-END FUNDS	5,417,023	5,756,705

See accompanying notes to financial statements.

11

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	PREFERRED STOCKS — 0.3%
	Automotive: Parts and Accessories — 0.2%
135,000	Jungheinrich AG	$927,856 $	5,973,348

	Financial Services — 0.1%
188,882	Steel Partners Holdings LP Ser. A, 6.000%	5,391,562	3,855,082

	TOTAL PREFERRED STOCKS	6,319,418	9,828,430

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Business Services — 0.0%
14,747	Trans-Lux Pfd., Ser. B, 6.000%(b)	2,949,400	274,589

	RIGHTS — 0.0%
	Entertainment — 0.0%
1,680,000	Media General Inc., CVR†(a)	2	2

	Health Care — 0.0%
290,000	Sanofi, CVR, expire 12/31/20†	256,986	122,554

	TOTAL RIGHTS	256,988	122,556

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 1.6%
$60,769,000	U.S. Treasury Bills, 1.538% to 1.742%††, 05/10/18 to 08/02/18	$60,556,776	$60,560,623

	TOTAL INVESTMENTS — 99.9%	$1,626,596,769	3,673,637,024

	Other Assets and Liabilities (Net) — 0.1%		2,006,309

	NET ASSETS — 100.0%		$3,675,643,333

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, the market value of the Rule 144A security amounted to $15,193,365 or 0.41% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

12

The Gabelli Small Cap Growth Fund

Statement of Assets and Liabilities March 31, 2018 (Unaudited)
Assets:
Investments, at value (cost $1,603,933,536)	$3,650,770,633
Investments in affiliates, at value (cost $22,663,233)	22,866,391
Foreign currency, at value (cost $104,364)	104,703
Cash	662,327
Receivable for Fund shares sold	2,754,929
Dividends and interest receivable	4,646,725
Prepaid expenses	127,150

Total Assets.	3,681,932,858

Liabilities:
Payable for Fund shares redeemed	1,859,797
Payable for investment advisory fees	3,139,789
Payable for distribution fees	620,317
Payable for accounting fees	7,500
Payable for shareholder services fees	343,381
Other accrued expenses	318,741

Total Liabilities	6,289,525

Net Assets
(applicable to 65,201,433 shares outstanding)	$3,675,643,333

Net Assets Consist of:
Paid-in capital	$1,538,546,131
Accumulated net investment income	1,824,837
Accumulated net realized gain on investments and foreign currency transactions	88,221,927
Net unrealized appreciation on investments	2,047,040,255
Net unrealized appreciation on foreign currency translations	10,183

Net Assets	$3,675,643,333

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,770,255,809 ÷ 31,423,079 shares outstanding; 150,000,000 shares authorized)	$56.34
Class A:
Net Asset Value and redemption price per share ($219,716,125 ÷ 3,901,899 shares outstanding; 50,000,000 shares authorized)	$56.31
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$59.75
Class C:
Net Asset Value and offering price per share ($223,704,232 ÷ 4,521,266 shares outstanding; 50,000,000 shares authorized)	$49.48	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($1,461,966,085 ÷ 25,355,170 shares outstanding; 50,000,000 shares authorized)	$57.66
Class T:
Net Asset Value and redemption price per share ($1,081.83 ÷ 19.207 shares outstanding; 50,000,000 shares authorized)	$56.32
Maximum offering price per share (NAV ÷ 0.975, based on maximum sales charge of 2.50% of the offering price)	$57.76

(a)	Redemption price varies based on the length of time held.

Statement of Operations For the Six Months Ended March 31, 2018 (Unaudited)
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $189,606)	$24,748,604
Dividends - affiliated	287,452
Interest	233,659

Total Investment Income	25,269,715

Expenses:
Investment advisory fees	18,919,833
Distribution fees - Class AAA	2,308,291
Distribution fees - Class A	283,560
Distribution fees - Class C	1,166,851
Distribution fees - Class T	1
Shareholder services fees	1,498,959
Shareholder communication expenses	267,737
Custodian fees	179,058
Directors’ fees	68,243
Registration expenses	59,904
Legal and audit fees	30,134
Accounting fees	22,500
Interest expense	6,292
Miscellaneous expenses	93,725

Total Expenses	24,905,088

Less:
Advisory fee reduction on unsupervised assets (See Note 3)	(76,937)
Expenses paid indirectly by broker (See Note 6)	(13,303)

Total Reductions	(90,240)

Net Expenses	24,814,848

Net Investment Income	454,867

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	115,305,371
Net realized loss on investments - affiliated	(52,397)
Net realized gain on foreign currency transactions	43,902

Net realized gain on investments and foreign currency transactions	115,296,876

Net change in unrealized appreciation/depreciation: on investments	(63,534,660)
on foreign currency translations	(47,319)

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	(63,581,979)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	51,714,897

Net Increase in Net Assets Resulting from Operations	$52,169,764

See accompanying notes to financial statements.

13

The Gabelli Small Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment income	$454,867	$2,965,279
Net realized gain on investments, redemption in-kind, and foreign currency transactions	115,296,876	200,865,095
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(63,581,979)	494,226,607

Net Increase in Net Assets Resulting from Operations	52,169,764	698,056,981

Distributions to Shareholders:
Net investment income
Class I	—	(1,482,446)

Net realized gain
Class AAA	(97,375,043)	(69,298,120)
Class A	(11,913,169)	(10,531,673)
Class C	(13,818,867)	(9,687,652)
Class I	(75,491,783)	(44,184,445)
Class T	(57)	—

	(198,598,919)	(133,701,890)

Total Distributions to Shareholders	(198,598,919)	(135,184,336)

Capital Share Transactions:
Class AAA	(42,254,880)	(182,899,403)
Class A	(1,012,892)	(79,068,410)
Class C	1,333,715	(26,766,840)
Class I	113,468,028	61,129,871
Class T	57	1,000

Net Increase/(Decrease) in Net Assets from Capital Share Transactions	71,534,028	(227,603,782)

Redemption Fees	7,440	3,367

Net Increase/(Decrease) in Net Assets	(74,887,687)	335,272,230
Net Assets:
Beginning of year	3,750,531,020	3,415,258,790

End of period (including undistributed net investment income of $1,824,837 and $1,369,970, respectively)	$3,675,643,333	$3,750,531,020

See accompanying notes to financial statements.

14

The Gabelli Small Cap Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions						Ratio to Average Net Assets/ Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)(c)	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Income (Loss) (a)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2018(d)	$58.63	$(0.01)	$0.84	$0.83	—	$(3.12)	$(3.12)	$0.00	$56.34	1.33%	$1,770,256	(0.03	)%(e)	1.36	%(e)(f)	1%
2017	50.13	0.02	10.47	10.49	—	(1.99)	(1.99)	0.00	58.63	21.56	1,882,823	0.04		1.38	(f)	4
2016	45.47	0.02	6.36	6.38	—	(1.72)	(1.72)	0.00	50.13	14.26	1,779,333	0.05		1.39	(f)(g)	4
2015	46.91	(0.05)	(0.47)	(0.52)	—	(0.92)	(0.92)	0.00	45.47	(1.25)	1,784,050	(0.10)		1.38	(f)	9
2014	45.82	(0.14)	2.65	2.51	—	(1.42)	(1.42)	0.00	46.91	5.47	2,103,544	(0.28)		1.38		5
2013	35.84	0.20	10.87	11.07	$(0.25)	(0.84)	(1.09)	0.00	45.82	31.82	2,171,213	0.50		1.39		5
Class A
2018(d)	$58.60	$(0.01)	$0.84	$0.83	—	$(3.12)	$(3.12)	$0.00	$56.31	1.33%	$219,716	(0.03	)%(e)	1.36	%(e)(f)	1%
2017	50.11	0.01	10.47	10.48	—	(1.99)	(1.99)	0.00	58.60	21.55	229,282	0.02		1.38	(f)	4
2016	45.45	0.02	6.36	6.38	—	(1.72)	(1.72)	0.00	50.11	14.26	270,163	0.05		1.39	(f)(g)	4
2015	46.89	(0.05)	(0.47)	(0.52)	—	(0.92)	(0.92)	0.00	45.45	(1.25)	276,603	(0.10)		1.38	(f)	9
2014	45.80	(0.14)	2.65	2.51	—	(1.42)	(1.42)	0.00	46.89	5.47	292,796	(0.28)		1.38		5
2013	35.84	0.17	10.89	11.06	$(0.26)	(0.84)	(1.10)	0.00	45.80	31.80	305,617	0.43		1.39		5
Class C
2018(d)	$52.05	$(0.20)	$0.75	$0.55	—	$(3.12)	$(3.12)	$0.00	$49.48	0.94%	$223,704	(0.78	)%(e)	2.11	%(e)(f)	1%
2017	45.04	(0.34)	9.34	9.00	—	(1.99)	(1.99)	0.00	52.05	20.65	233,786	(0.71)		2.13	(f)	4
2016	41.31	(0.30)	5.75	5.45	—	(1.72)	(1.72)	0.00	45.04	13.41	227,464	(0.70)		2.14	(f)(g)	4
2015	43.01	(0.38)	(0.40)	(0.78)	—	(0.92)	(0.92)	0.00	41.31	(1.98)	220,763	(0.85)		2.13	(f)	9
2014	42.43	(0.46)	2.46	2.00	—	(1.42)	(1.42)	0.00	43.01	4.68	222,684	(1.03)		2.13		5
2013	33.27	(0.12)	10.12	10.00	—	(0.84)	(0.84)	0.00	42.43	30.80	186,540	(0.32)		2.14		5
Class I
2018(d)	$59.86	$0.07	$0.85	$0.92	—	$(3.12)	$(3.12)	$0.00	$57.66	1.45%	$1,461,966	0.23	%(e)	1.11	%(e)(f)	1%
2017	51.09	0.16	10.67	10.83	$(0.07)	(1.99)	(2.06)	0.00	59.86	21.84	1,404,639	0.30		1.13	(f)	4
2016	46.19	0.13	6.49	6.62	—	(1.72)	(1.72)	0.00	51.09	14.56	1,138,299	0.29		1.14	(f)(g)	4
2015	47.52	0.08	(0.49)	(0.41)	—	(0.92)	(0.92)	0.00	46.19	(1.00)	1,041,910	0.17		1.13	(f)	9
2014	46.29	(0.01)	2.66	2.65	—	(1.42)	(1.42)	0.00	47.52	5.72	899,211	(0.03)		1.13		5
2013	36.29	0.29	10.99	11.28	(0.44)	(0.84)	(1.28)	0.00	46.29	32.14	568,573	0.71		1.14		5
Class T(h)
2018(d)	$58.63	$(0.01)	$0.82	$0.81	—	$(3.12)	$(3.12)	—	$56.32	1.29%	$1	(0.04	)%(e)	1.36	%(e)(f)	1%
2017	54.90	(0.05)	3.78	3.73	—	—	—	—	58.63	6.79	1	(0.37	)(e)	1.37	(e)(f)	4

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity throughout the period, net investment income (loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method. (c) Amount represents less than $0.005 per share.
(d)	For the six months ended March 31, 2018, unaudited. (e) Annualized.
(f)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2018 and the years ended September 2017, 2016, and 2015, there was no impact on the expense ratios.

(g)

During the year ended September 30, 2016, the Fund received a reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in that period, the expense ratios would have been 1.38% (Class AAA and Class A), 2.13% (Class C), and 1.13% (Class I). (h) Class T Shares were initially offered on July 5, 2017.

See accompanying notes to financial statements.

15

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Small Cap Growth Fund is a series of the Gabelli Equity Series Funds, Inc. (the “Corporation”). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. Gabelli Funds, LLC (the “Adviser”) currently characterizes small capitalization companies for the Fund as those with total common stock market values of $3 billion or less at the time of investment. The Fund commenced investment operations on October 22, 1991.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

16

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Automotive: Parts and Accessories	$181,129,247	$ 833	$11,283,070	$ 192,413,150
Aviation: Parts and Services	165,293,176	1,298,025	—	166,591,201
Broadcasting	50,592,897	758,280	—	51,351,177
Business Services	166,045,625	15,552,815	0	181,598,440
Consumer Services	64,464,764	129,850	—	64,594,614
Diversified Industrial	236,108,826	2,604	—	236,111,430
Energy and Utilities	220,533,846	—	1,010	220,534,856
Financial Services	155,092,002	1,645,680	500	156,738,182
Food and Beverage	383,646,977	—	321,095	383,968,072
Manufactured Housing and Recreational Vehicles	19,932,650	1,734,300	—	21,666,950
Real Estate	49,003,096	1,123,483	—	50,126,579
Specialty Chemicals	124,591,174	730	—	124,591,904
Other Industries (a)	1,746,807,566	—	—	1,746,807,566
Total Common Stocks	3,563,241,846	22,246,600	11,605,675	3,597,094,121
Closed-End Funds	5,756,705	—	—	5,756,705
Preferred Stocks (a)	9,828,430	—	—	9,828,430
Convertible Preferred Stocks (a)	—	274,589	—	274,589
Rights (a)	122,554	—	2	122,556
U.S. Government Obligations	—	60,560,623	—	60,560,623
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,578,949,535	$83,081,812	$11,605,677	$3,673,637,024

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

17

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the six months ended March 31, 2018. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

18

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

The Fund’s derivative contracts held at March 31, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended March 31, 2018, the Fund held no investments in futures contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

19

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2018, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

20

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Continued)

The tax character of distributions paid during the year ended September 30, 2017 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$3,877,187
Net long term capital gains	131,307,149

Total distributions paid	$135,184,336

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,636,968,543	$2,144,515,513	$(107,847,032)	$2,036,668,481

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2018, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2018, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $76,937.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000.

21

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class C, and Class T Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, 1.00%, and 0.25%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2018, other than short term securities and U.S. Government obligations, aggregated $40,811,882 and $223,711,336, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2018, the Fund paid $126,452 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $40,736 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2018, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $13,303.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2018, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

During the six months ended March 31, 2018, the Fund engaged in purchase transactions with funds that have a common investment adviser. These purchase transactions complied with Rule 17a-7 under the Act and amount to $2,604.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 6, 2019 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the one month LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At March 31, 2018, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended March 31, 2018 was $47,143 with a weighted average interest rate of 2.52%. The maximum amount borrowed at any time during the six months ended March 31, 2018 was $3,226,000.

8. Capital Stock. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class C Shares, Class I Shares, and Class T Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares and Class T Shares are subject to a maximum front-end sales charge of 5.75% and 2.50%, respectively, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

22

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2018 and the year ended September 30, 2017, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

During the year ended September 30, 2017, the Fund delivered shares of various portfolio securities as a redemption in-kind in exchange for Class I shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below:

April 4, 2017	Value		Realized Gains	Type

Class I	$22,630,343	*	$6,360,725	Redemption in-kind

*	This amount includes cash of approximately $13,762,243 associated with the redemption in-kind.

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	976,923	$56,906,591	1,959,810	$103,630,122
Shares issued upon reinvestment of distributions	1,662,323	95,267,737	1,339,903	67,691,926
Shares redeemed	(3,329,941)	(194,429,208)	(6,678,889)	(354,221,451)

Net decrease	(690,695)	$(42,254,880)	(3,379,176)	$(182,899,403)

Class A
Shares sold	292,262	$16,865,854	647,614	$34,127,575
Shares issued upon reinvestment of distributions	194,678	11,151,169	191,443	9,665,977
Shares redeemed	(497,429)	(29,029,915)	(2,317,999)	(122,861,962)

Net decrease	(10,489)	$(1,012,892)	(1,478,942)	$(79,068,410)

Class C
Shares sold	312,118	$16,002,832	546,622	$25,741,713
Shares issued upon reinvestment of distributions	258,736	13,055,828	199,574	9,006,763
Shares redeemed	(541,320)	(27,724,945)	(1,304,558)	(61,515,316)

Net increase/(decrease)	29,534	$1,333,715	(558,362)	$(26,766,840)

Class I
Shares sold	3,712,872	$221,653,606	7,097,333	$383,415,800
Shares issued upon reinvestment of distributions	1,175,566	68,888,197	798,770	41,112,658
Shares redeemed	(2,996,998)	(177,073,775)	(6,296,713)	(340,768,244)
Shares redeemed in-kind	—	—	(416,842)	(22,630,343)

Net increase	1,891,440	$113,468,028	1,182,548	$61,129,871

Class T (a)
Shares sold	—	—	18	$1,000
Shares issued upon reinvestment of distributions	1	$57	—	—

Net increase	1	$57	18	$1,000

(a)	Class T Shares were initially offered on July 5, 2017.

23

The Gabelli Small Cap Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the six months ended March 31, 2018 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold/Reduced	Ending Shares	Affiliated Investments Dividends	Affiliated Investments Realized Loss	Affiliated Investments Value at March 31, 2018	Affiliated Investments Change in Unrealized Appreciation/ (Depreciation)	Percent Owned of Shares Outstanding
Bel Fuse Inc., Cl. A	282,500	152	(1,000)	281,652	$33,810	$(8,845)	$4,647,258	$(2,833,411)	12.95%
Griffin Industrial Realty Inc.	268,000	—	—	268,000	107,200	—	10,058,040	316,240	5.36%
Internap Corp.*	700,000	3,785	(525,000)	178,785	—	—	—	—	—
Internap Corp., 144A*	5,524,861	—	(4,143,646)	1,381,215	—	—	—	—	—
Katy Industries Inc.**	—	840,000	—	840,000	—	—	2,604	—	10.56%
Strattec Security Corp.	207,000	—	—	207,000	57,960	—	7,524,450	(941,850)	5.59%
Trans-Lux Corp.	400,000	—	(5,000)	395,000	—	(43,552)	359,450	(41,583)	23.09%
Trans-Lux Cv. Pfd., Ser. B	14,747	—	—	14,747	88,482	—	274,589	263,154	—

Total					$287,452	$(52,397)	$22,866,391	$(3,237,450)

*	Security is no longer considered affiliated at March 31, 2018.
**	Security was not held at September 30, 2017.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2018, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2017) of the Fund against a peer group of ten other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional small cap core funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Small-Cap Core Index. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one year period, in the second quartile for the three year period, and in the third quartile in the five year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the one year period, in the second quintile for the three year period, and in the third quintile for the five year period. The Independent Board Members noted the Fund’s better than average performance during the one year period as measured against both peer groups.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that another affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with expense ratios of the Adviser Peer Group and a peer group of seven other small cap core funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratio was above average within this group, and the Fund’s size was below average within this group. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent

25

The Gabelli Small Cap Growth Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fees with the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

26

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f   914-921-5118

e info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q118SR

The Gabelli Focus Five Fund

Semiannual Report — March 31, 2018

To Our Shareholders,

For the six months ended March 31, 2018, the net asset value (“NAV”) per Class I Share of The Gabelli Focus Five Fund decreased 6.3% compared with the Fund’s benchmark, the Blended Index, which increased 4.9%. The benchmark consists of 50% of the Russell 2500 Index, 25% of the Russell 1000 Index, and 25% of the MSCI AC World Ex-U.S. Index. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2018.

Comparative Results

Average Annual Returns through March 31, 2018 (a)(b) (Unaudited)

	Six Months(c)	1 Year(c)	3 Year(c)	5 Year(c)	Since January 1, 2012(c)		10 Year	Since Inception (12/31/02)
Class I (GWSIX)	(6.30)%	1.76%	(1.82)%	3.65%	8.64%		6.55%	7.55%
Class AAA (GWSVX)	(6.43)	1.57	(2.08)	3.39	8.36		6.27	7.37
Russell 2500 Index	4.99	12.31	8.15	11.55	14.23	(d)	10.28	11.53
Russell 1000 Index	5.85	13.98	10.39	13.17	9.96		9.61	14.76
MSCI AC World Ex-U.S. Index	3.93	17.05	6.68	6.37	6.71		3.17	9.00
Blended Index	4.92	13.84	8.32	10.61	10.50		8.29	12.08
Class A (GWSAX)	(6.43)	1.55	(2.08)	3.39	8.37		6.28	7.39
With sales charge (e)	(11.81)	(4.29)	(4.00)	2.17	7.35		5.63	6.96
Class C (GWSCX)	(6.74)	0.77	(2.80)	2.63	7.56		5.49	6.60
With contingent deferred sales charge (f)	(7.68)	(0.23)	(2.80)	2.63	7.56		5.49	6.60
Class T (GWSTX)	(6.51)	1.48	(2.11)	3.38	8.35		6.26	7.36
With sales charge (g)	(8.85)	(1.06)	(2.93)	2.85	7.91		5.99	7.18

In the current prospectuses dated January 26, 2018, the expense ratios for Class AAA, A, C, I, and T Shares are 1.43%, 1.43%, 2.18%, 1.18%, and 1.43%, respectively. See page 7 for the expense ratios for the six months ended March 31, 2018. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A, Class C, and Class T Shares is 5.75%, 1.00%, and 2.50%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008 and Class T Shares on July 5, 2017. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. The actual performance of the Class T Shares would have been lower due to the additional fees and expenses associated with this class of shares. The Russell 2500 Index is a market capitalization weighted index of 2,500 U.S. traded stocks of small and mid capitalization stocks. The Russell 1000 Index is a market capitalization weighted index of 1,000 U.S. traded large capitalization stocks. The Morgan Stanley Capital International All Country World Index excluding the U.S. (MSCI ACWI Ex-U.S.) is a market capitalization weighted index of small, mid, and large capitalization stocks across developed and emerging markets, excluding U.S. stocks. The Blended Index consists of 50% Russell 2500 Index, 25% Russell 1000 Index, and 25% MSCI ACWI Ex-U.S. Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	On January 1, 2012, the Fund began operating under its current name.
(d)	Russell 2500 Index performance is as of December 31, 2011.
(e)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(f)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(g)	Performance results include the effect of the maximum 2.50% sales charge at the beginning of the period.

The Gabelli Focus Five Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2017 through March 31, 2018	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 10/01/18	Ending Account Value 03/31/18	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Focus Five Fund
Actual Fund Return
Class AAA	$1,000.00	$935.70	1.47%	$7.09
Class A	$1,000.00	$935.70	1.47%	$7.09
Class C	$1,000.00	$932.60	2.22%	$10.70
Class I	$1,000.00	$937.00	1.22%	$5.89
Class T	$1,000.00	$934.90	1.47%	$7.09
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.60	1.47%	$7.39
Class A	$1,000.00	$1,017.60	1.47%	$7.39
Class C	$1,000.00	$1,013.86	2.22%	$11.15
Class I	$1,000.00	$1,018.85	1.22%	$6.14
Class T	$1,000.00	$1,017.60	1.47%	$7.39

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

2

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2018:

The Gabelli Focus Five Fund

Cable and Satellite	14.4%
Food and Beverage	11.4%
Automotive: Parts and Accessories	9.3%
Telecommunications	9.3%
Health Care Equipment and Services	8.5%
U.S. Government Obligations	7.4%
Hotels and Gaming	5.9%
Energy and Utilities	5.6%
Equipment and Supplies	4.9%
Health Care Equipment and Supplies	4.7%
Financial Services	3.8%

Building and Construction	3.6%
Computer Software and Services	2.9%
Pharmaceuticals	2.8%
Retail	2.3%
Broadcasting	2.1%
Diversified Industrial	2.0%
Entertainment	1.9%
Business Services	1.6%
Other Assets and Liabilities (Net)	(4.4)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Portfolio Manager Biography

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

3

The Gabelli Focus Five Fund

Schedule of Investments — March 31, 2018 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.0%
	Automotive: Parts and Accessories — 9.3%
50,000	Aptiv plc	$3,826,550	$4,248,500
60,001	Delphi Technologies plc	2,765,691	2,859,048
5,000	O’Reilly Automotive Inc.†	865,929	1,236,900
49,900	Tenneco Inc	2,731,805	2,738,013

		10,189,975	11,082,461

	Broadcasting — 2.1%
80,000	Sinclair Broadcast Group Inc., Cl. A	2,485,766	2,504,000

	Building and Construction — 3.6%
27,500	Herc Holdings Inc.†	1,023,416	1,786,125
42,362	Lennar Corp., Cl. A	2,491,566	2,496,816

		3,514,982	4,282,941

	Business Services — 1.6%
125,000	Diebold Nixdorf Inc.	1,910,480	1,925,000
3,200	Gerber Scientific Inc., Escrow†(a)	0	0

		1,910,480	1,925,000

	Cable and Satellite — 14.4%
87,787	DISH Network Corp., Cl. A†	4,075,928	3,326,250
40,000	EchoStar Corp., Cl. A†	1,526,300	2,110,800
206,806	Liberty Global plc, Cl. C†	5,695,172	6,293,107
185,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	5,941,138	5,418,650

		17,238,538	17,148,807

	Computer Software and Services — 2.9%
2,075	Alphabet Inc., Cl. C†	1,253,598	2,140,964
120,880	Internap Corp.†	1,203,591	1,329,680

		2,457,189	3,470,644

	Diversified Industrial — 2.0%
40,960	Textron Inc	2,331,706	2,415,411

	Energy and Utilities — 5.6%
165,000	Patterson-UTI Energy Inc	3,082,898	2,889,150
1,650,000	Weatherford International plc†	5,282,315	3,778,500

		8,365,213	6,667,650

	Entertainment — 1.9%
450,000	Pandora Media Inc.†	2,041,869	2,263,500

	Equipment and Supplies — 4.9%
50,000	HD Supply Holdings Inc.†	1,530,622	1,897,000
360,000	Mueller Water Products Inc., Cl. A	4,048,509	3,913,200

		5,579,131	5,810,200

	Financial Services — 3.8%
135,000	Synchrony Financial	4,178,803	4,526,550

Shares		Cost	Market Value
	Food and Beverage — 11.4%
190,000	Maple Leaf Foods Inc.	$3,102,238	$4,630,729
105,000	Mondelēz International Inc., Cl. A	4,385,935	4,381,650
60,000	Post Holdings Inc.†	2,455,923	4,545,600

		9,944,096	13,557,979

	Health Care Equipment and Services — 8.5%
4,118,639	BioScrip Inc.†	7,138,661	10,131,852

	Health Care Equipment and Supplies — 4.7%
131,673	K2M Group Holdings Inc.†	2,352,705	2,495,203
58,048	NuVasive Inc.†	3,111,814	3,030,686

		5,464,519	5,525,889

	Hotels and Gaming — 5.9%
200,000	MGM Resorts International	4,430,170	7,004,000

	Pharmaceuticals — 2.8%
20,000	Allergan plc	3,224,462	3,365,800

	Retail — 2.3%
25,000	Casey’s General Stores Inc.	2,780,380	2,744,250

	Telecommunications — 9.3%
140,000	CenturyLink Inc.	2,126,098	2,300,200
10,000	Charter Communications Inc., Cl. A†	3,340,766	3,112,200
650,000	Gogo Inc.†	5,981,521	5,609,500

		11,448,385	11,021,900

	TOTAL COMMON STOCKS	104,724,325	115,448,834

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 7.4%
$ 8,867,000	U.S. Treasury Bills, 1.471% to 1.742%††, 05/17/18 to 08/02/18	8,840,032	8,839,334

	TOTAL INVESTMENTS — 104.4%	$113,564,357	124,288,168

	Other Assets and Liabilities (Net) — (4.4)%		(5,271,797)

	NET ASSETS — 100.0%		$119,016,371

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

4

The Gabelli Focus Five Fund

Statement of Assets and Liabilities

March 31, 2018 (Unaudited)

Assets:
Investments, at value (cost $113,564,357)	$124,288,168
Foreign currency, at value (cost $16,244)	16,296
Receivable for investments sold	1,873,237
Receivable for Fund shares sold	27,053
Dividends receivable	17,319
Prepaid expenses	46,156

Total Assets	126,268,229

Liabilities:
Payable to custodian	17,783
Payable for investments purchased	5,968,445
Payable for Fund shares redeemed	1,057,394
Payable for investment advisory fees	114,507
Payable for distribution fees	36,926
Payable for accounting fees	7,500
Other accrued expenses	49,303

Total Liabilities.	7,251,858

Net Assets
(applicable to 8,982,407 shares outstanding)	$119,016,371

Net Assets Consist of:
Paid-in capital	$106,680,595
Accumulated net investment loss	(1,826,827)
Accumulated net realized gain on investments and foreign currency transactions	3,438,740
Net unrealized appreciation on investments	10,723,811
Net unrealized appreciation on foreign currency translations	52

Net Assets	$119,016,371

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($19,396,126 ÷ 1,426,427 shares outstanding; 100,000,000 shares authorized)	$13.60

Class A:
Net Asset Value and redemption price per share ($25,276,292 ÷ 1,839,963 shares outstanding; 50,000,000 shares authorized)	$13.74

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.58

Class C:
Net Asset Value and offering price per share ($30,617,900 ÷ 2,593,035 shares outstanding; 50,000,000 shares authorized)	$11.81	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($43,725,089 ÷ 3,122,911 shares outstanding; 50,000,000 shares authorized)	$14.00

Class T:
Net Asset Value, offering and redemption price per share ($963.61 ÷ 70.89 shares outstanding; 50,000,000 shares authorized)	$13.59

Maximum offering price per share (NAV ÷ 0.975, based on maximum sales charge of 2.50% of the offering price)	$13.94

Statement of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $5,452)	$523,915
Interest	87,253

Total Investment Income	611,168

Expenses:
Investment advisory fees	740,031
Distribution fees - Class AAA	26,360
Distribution fees - Class A	34,535
Distribution fees - Class C	170,204
Distribution fees - Class T	1
Shareholder services fees	46,763
Registration expenses	34,612
Shareholder communications expenses	28,594
Accounting fees	22,500
Legal and audit fees	12,971
Custodian fees	9,092
Directors’ fees	2,840
Miscellaneous expenses	8,518

Total Expenses	1,137,021

Net Investment Loss	(525,853)

Net Realized and Unrealized Gain/(Loss) on Investments, Redemption In-Kind, Written Options, and Foreign Currency:
Net realized gain on investments	123,120
Net realized gain on redemption in-kind	6,389,338
Net realized gain on foreign currency transactions	268

Net realized gain on investments, redemption in-kind, and foreign currency transactions	6,512,726

Net change in unrealized appreciation/depreciation:
on investments	(15,128,778)
on written options	(19,037)
on foreign currency translations	52

Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(15,147,763)

Net Realized and Unrealized Gain/(Loss) on Investments, Redemption In-Kind, Written Options, and Foreign Currency	(8,635,037)

Net Decrease in Net Assets Resulting from Operations	$(9,160,890)

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

5

The Gabelli Focus Five Fund

Statement of Changes in Net Assets

	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017
Operations:
Net investment loss	$(525,853)	$(2,083,448)
Net realized gain on investments, redemption in-kind, written options, and foreign currency transactions	6,512,726	3,561,280
Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	(15,147,763)	7,405,783

Net Increase/(Decrease) in Net Assets Resulting from Operations	(9,160,890)	8,883,615

Distributions to Shareholders:
Net realized gain
Class AAA	(108,381)	(353,970)
Class A	(140,046)	(461,898)
Class C	(202,789)	(646,935)
Class I	(333,454)	(968,550)
Class T	(5)	—

Total Distributions to Shareholders	(784,675)	(2,431,353)

Capital Share Transactions:
Class AAA	(1,671,363)	(11,975,448)
Class A	(2,186,759)	(15,635,332)
Class C	(3,986,387)	(21,925,719)
Class I	(23,412,370)	(35,455,294)
Class T	5	1,000

Net Decrease in Net Assets from Capital Share Transactions	(31,256,874)	(84,990,793)

Redemption Fees	141	1,604

Net Decrease in Net Assets	(41,202,298)	(78,536,927)
Net Assets:
Beginning of year	160,218,669	238,755,596

End of period (including undistributed net investment income of $0 and $0, respectively)	$119,016,371	$160,218,669

See accompanying notes to financial statements.

6

The Gabelli Focus Five Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss)								Ratios to Average Net Assets/
		from Investment Operations			Distributions					Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Period	Net Investment Loss (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Total Distributions	Redemption Fees (b)(c)	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (in 000’s)	Net Investment Loss (a)		Expenses Net of Waivers/ Reimburse- ments		Expenses Before Waivers/ Reimburse- ments		Portfolio Turnover Rate
Class AAA
2018(d)	$14.61	$(0.05)	$(0.89)	$(0.94)	$(0.07)	$(0.07)	$0.00	$13.60	(6.43)%	$19,396	(0.65	)%(e)	1.47	%(e)	1.47	%(e)	68%
2017	13.70	(0.15)	1.21	1.06	(0.15)	(0.15)	0.00	14.61	7.88	22,542	(1.08)		1.43		1.43	(f)	77
2016	12.00	(0.14)	1.84	1.70	—	—	0.00	13.70	14.17	33,695	(1.11)		1.42		1.42	(f)	60
2015	15.22	(0.12)	(1.81)	(1.93)	(1.29)	(1.29)	0.00	12.00	(14.11)	38,960	(0.83)		1.37		1.37	(f)	73
2014	13.72	(0.09)	1.75	1.66	(0.16)	(0.16)	0.00	15.22	12.15	57,565	(0.58)		1.38		1.38		94
2013	11.11	(0.14)	3.13	2.99	(0.38)	(0.38)	0.00	13.72	27.74	50,275	(1.05)		1.54	(g)	1.54	(g)	69
Class A
2018(d)	$14.76	$(0.05)	$(0.90)	$(0.95)	$(0.07)	$(0.07)	$0.00	$13.74	(6.43)%	$25,276	(0.65	)%(e)	1.47	%(e)	1.47	%(e)	68%
2017	13.84	(0.15)	1.22	1.07	(0.15)	(0.15)	0.00	14.76	7.87	29,391	(1.08)		1.43		1.43	(f)	77
2016	12.12	(0.14)	1.86	1.72	—	—	0.00	13.84	14.19	43,775	(1.10)		1.42		1.42	(f)	60
2015	15.36	(0.12)	(1.83)	(1.95)	(1.29)	(1.29)	0.00	12.12	(14.11)	57,987	(0.83)		1.37		1.37	(f)	73
2014	13.85	(0.09)	1.76	1.67	(0.16)	(0.16)	0.00	15.36	12.11	105,369	(0.59)		1.38		1.38		94
2013	11.21	(0.14)	3.16	3.02	(0.38)	(0.38)	0.00	13.85	27.76	192,157	(1.05)		1.54	(g)	1.54	(g)	69
Class C
2018(d)	$12.74	$(0.09)	$(0.77)	$(0.86)	$(0.07)	$(0.07)	$0.00	$11.81	(6.74)%	$30,618	(1.40	)%(e)	2.22	%(e)	2.22	%(e)	68%
2017	12.06	(0.22)	1.05	0.83	(0.15)	(0.15)	0.00	12.74	7.04	37,147	(1.83)		2.18		2.18	(f)	77
2016	10.64	(0.21)	1.63	1.42	—	—	0.00	12.06	13.35	57,796	(1.85)		2.17		2.17	(f)	60
2015	13.73	(0.20)	(1.60)	(1.80)	(1.29)	(1.29)	0.00	10.64	(14.74)	70,274	(1.58)		2.12		2.12	(f)	73
2014	12.49	(0.18)	1.58	1.40	(0.16)	(0.16)	0.00	13.73	11.25	87,443	(1.31)		2.13		2.13		94
2013	10.22	(0.22)	2.87	2.65	(0.38)	(0.38)	0.00	12.49	26.80	55,865	(1.79)		2.29	(g)	2.29	(g)	69
Class I
2018(d)	$15.02	$(0.03)	$(0.92)	$(0.95)	$(0.07)	$(0.07)	$0.00	$14.00	(6.30)%	$43,725	(0.40	)%(e)	1.22	%(e)	1.22	%(e)	68%
2017	14.05	(0.11)	1.23	1.12	(0.15)	(0.15)	0.00	15.02	8.11	71,138	(0.83)		1.18		1.18	(f)	77
2016	12.27	(0.11)	1.89	1.78	—	—	0.00	14.05	14.51	103,490	(0.85)		1.17		1.17	(f)	60
2015	15.50	(0.09)	(1.85)	(1.94)	(1.29)	(1.29)	0.00	12.27	(13.90)	174,754	(0.58)		1.12		1.12	(f)	73
2014	13.94	(0.05)	1.77	1.72	(0.16)	(0.16)	0.00	15.50	12.39	318,785	(0.30)		1.13		1.13		94
2013	11.26	(0.11)	3.17	3.06	(0.38)	(0.38)	0.00	13.94	28.00	110,170	(0.79)		1.29	(g)	1.29	(g)	69
Class T(h)
2018(d)	$14.61	$(0.05)	$(0.90)	$(0.95)	$(0.07)	$(0.07)	—	$13.59	(6.51)%	$1	(0.70	)%(e)	1.47	%(e)	1.47	%(e)	68%
2017	14.18	(0.03)	0.46	0.43	—	—	—	14.61	3.03	1	(0.96	)(e)	1.43	(e)	1.43	(e)(f)	77

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Due to capital share activity, net investment loss per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005 per share.
(d)	For the six months ended March 31, 2018, unaudited.
(e)	Annualized.
(f)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended 2017, 2016, and 2015, there was no impact to the expense ratios.
(g)

Under an expense deferral agreement with the Adviser, the Adviser recovered from the Fund $140,973 for the year ended September 30, 2013, representing previously reimbursed expenses from the Adviser. Had such payment not been made, the expense ratio would have been 1.48% (Class AAA and Class A), 2.23% (Class C), and 1.23% (Class I).

(h)	Class T Shares were initially offered on July 5, 2017.

See accompanying notes to financial statements.

7

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Focus Five Fund is a series of the Gabelli Equity Series Funds, Inc. (the “Corporation”). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and one of three separately managed portfolios of the Corporation. The Fund seeks to provide a high level of capital appreciation. The Fund commenced investment operations on December 31, 2002.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

8

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of March 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Business Services	$1,925,000	—	$0	$1,925,000
Other Industries (a)	113,523,834	—	—	113,523,834
Total Common Stocks	115,448,834	—	0	115,448,834
U.S. Government Obligations	—	$8,839,334	—	8,839,334
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$115,448,834	$8,839,334	$0	$124,288,168

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended March 31, 2018. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable

9

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported, separately as Deposit at brokers, in the Statement of Assets and Liabilities.

The Fund’s derivative contracts held at March 31, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would

10

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At March 31, 2018, the Fund held no option positions.

The Fund’s volume of activity in equity options contracts while outstanding during the six months ended March 31, 2018 had an average monthly market value of approximately $40,000.

For the six months ended March 31, 2018, the effect of equity option positions can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Redemption In-Kind, Written Options, and Foreign Currency, within Net change in unrealized appreciation/depreciation on written options.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

11

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to current year write-off of net operating loss. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the year ended September 30, 2017 was as follows:

Distributions paid from:
Net long term capital gains	$2,431,353

Total distributions paid	$2,431,353

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

12

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized depreciation at March 31, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$115,606,644	$14,551,799	$(5,870,275)	$8,681,524

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended March 31, 2018, the Fund did not incur any income tax, interest, or penalties. As of March 31, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Corporation pays each Director who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended. The Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Director receives an annual fee of $2,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class C, and Class T Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, 1.00%, and 0.25%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended March 31, 2018, other than short term securities and U.S. Government obligations, aggregated $91,115,932 and $97,828,037, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2018, the Distributor retained a total of $7,870 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

13

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2018, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 6, 2019 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the one month LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended March 31, 2018, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund offers five classes of shares–Class AAA Shares, Class A Shares, Class C Shares, Class I Shares, and Class T Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares and Class T Shares are subject to a maximum front-end sales charge of 5.75%, and 2.50%, respectively, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended March 31, 2018 and the year ended September 30, 2017, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

During the six months ended March 31, 2018, the Fund delivered shares of various portfolio securities as a redemption in-kind in exchange for Class I shares of the Fund. Cash and portfolio securities were transferred as of the close of business on the date and at the market value listed below:

March 20, 2018	Value		Realized Gains	Type
Class I	$16,182,944	*	$6,389,338	Redemption in-kind

*	This amount includes cash of approximately $13,262 associated with the redemption in-kind.

14

The Gabelli Focus Five Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended March 31, 2018 (Unaudited)		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	16,964	$245,115	121,107	$1,624,522
Shares issued upon reinvestment of distributions	7,545	104,193	26,864	339,563
Shares redeemed	(141,115)	(2,020,671)	(1,064,012)	(13,939,533)

Net decrease	(116,606)	$(1,671,363)	(916,041)	$(11,975,448)

Class A
Shares sold	143,187	$2,043,961	269,609	$3,696,015
Shares issued upon reinvestment of distributions	9,556	133,310	32,313	412,635
Shares redeemed	(304,232)	(4,364,030)	(1,473,249)	(19,743,982)

Net decrease	(151,489)	$(2,186,759)	(1,171,327)	$(15,635,332)

Class C
Shares sold	105,014	$1,303,116	238,378	$2,779,240
Shares issued upon reinvestment of distributions	15,559	187,019	47,717	529,186
Shares redeemed	(442,464)	(5,476,522)	(2,162,814)	(25,234,145)

Net decrease	(321,891)	$(3,986,387)	(1,876,719)	$(21,925,719)

Class I
Shares sold	276,098	$4,034,788	1,370,129	$18,687,678
Shares issued upon reinvestment of distributions	21,972	312,000	70,411	913,230
Shares redeemed	(792,757)	(11,576,214)	(4,070,826)	(55,056,202)
Shares redeemed in-kind	(1,118,379)	(16,182,944)	—	—

Net decrease	(1,613,066)	$(23,412,370)	(2,630,286)	$(35,455,294)

Class T (a)
Shares sold	—	—	71	$1,000
Shares issued upon reinvestment of distributions	0 (b)	$5	—	—

Net increase	0 (b)	$5	71	$1,000

(a)	Class T Shares were initially offered on July 5, 2017.
(b)	Unrounded amount is 0.37 Shares.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited)

During the six months ended March 31, 2018, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the “Independent Board Members”) who are not “interested persons” of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium and long term performance (as of December 31, 2017) of the Fund against eight other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional small-cap core funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Small-Cap Core Index. The Independent Board Members noted that the Fund’s performance was in the fourth quartile for the one year, three year and five year periods, as measured against the Adviser Peer Group. The Independent Board Members recognized, however, that the Fund’s performance compared to the Adviser Peer Group was only slightly below average for the one year period. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the one year period, and in the fifth quintile for the three year, and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the historical lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund to expense ratios of the Adviser Peer Group and a peer group of 17 other small cap core funds selected by Broadridge and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s expense ratios were above average within each peer group and that the Fund’s size was below average within the Adviser Peer Group and above average within the peer group of comparable funds selected by Broadridge. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members

16

The Gabelli Focus Five Fund

Board Consideration and Re-Approval of Advisory Agreement (Unaudited) (Continued)

were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record that had begun to improve over the past year. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable given the size of the Fund relative to its peers and the unique nature of the Fund’s “best ideas” investment strategy and that economies of scale were not a factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreements to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

17

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI     (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.,

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q118SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Equity Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/25/2018

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 5/25/2018

*	Print the name and title of each signing officer under his or her signature.